Family of Funds

	CLASS A	CLASS C	CLASS I	CLASS R6
Alternative
Calamos Market Neutral Income Fund	CVSIX	CVSCX	CMNIX	CVSOX
Calamos Hedged Equity Fund	CAHEX	CCHEX	CIHEX
Calamos Phineus Long/Short Fund	CPLSX	CPCLX	CPLIX
Calamos Merger Arbitrage Fund	CMRAX	CMRCX	CMRGX
Convertible
Calamos Convertible Fund	CCVIX	CCVCX	CICVX
Calamos Global Convertible Fund	CAGCX	CCGCX	CXGCX
U.S. Equity
Calamos Timpani Small Cap Growth Fund	CTASX	CTCSX	CTSIX	CTSOX
Calamos Timpani SMID Growth Fund	CTAGX		CTIGX	CTOGX
Calamos Growth Fund	CVGRX	CVGCX	CGRIX
Calamos Growth and Income Fund	CVTRX	CVTCX	CGIIX	CGIOX
Calamos Dividend Growth Fund	CADVX	CCDVX	CIDVX
Calamos Select Fund	CVAAX	CVACX	CVAIX
Global Equity
Calamos International Growth Fund	CIGRX	CIGCX	CIGIX	CIGOX
Calamos Evolving World Growth Fund	CNWGX	CNWDX	CNWIX
Calamos Global Equity Fund	CAGEX	CCGEX	CIGEX	CGEOX
Calamos Global Opportunities Fund	CVLOX	CVLCX	CGCIX
Calamos International Small Cap Growth Fund	CAISX	CCISX	CSGIX	CISOX
Fixed Income
Calamos Total Return Bond Fund	CTRAX	CTRCX	CTRIX
Calamos High Income Opportunities Fund	CHYDX	CCHYX	CIHYX
Calamos Short-Term Bond Fund	CSTBX		CSTIX

Prospectus February 28, 2025

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds
Alternative
Calamos Market Neutral Income Fund	1
Calamos Hedged Equity Fund	8
Calamos Phineus Long/Short Fund	15
Calamos Merger Arbitrage Fund	22
Convertible
Calamos Convertible Fund	32
Calamos Global Convertible Fund	38
U.S. Equity
Calamos Timpani Small Cap Growth Fund	45
Calamos Timpani SMID Growth Fund	51
Calamos Growth Fund	56
Calamos Growth and Income Fund	61
Calamos Dividend Growth Fund	67
Calamos Select Fund	73
Global Equity
Calamos International Growth Fund	78
Calamos Evolving World Growth Fund	83
Calamos Global Equity Fund	89
Calamos Global Opportunities Fund	94
Calamos International Small Cap Growth Fund	100
Fixed Income
Calamos Total Return Bond Fund	106
Calamos High Income Opportunities Fund	113
Calamos Short-Term Bond Fund	120
Other Important Information Regarding Fund Shares	127
Additional Information About Investment Strategies and Related Risks	129
Fund Facts	144
Who manages the Funds?	144
What classes of shares do the Funds offer?	151
How can I buy shares?	161
How can I sell (redeem) shares?	164
Transaction information	170
Distributions and taxes	175
Other Information	176
Financial Highlights	178
Appendix
For More Information	back cover

Calamos Market Neutral Income Fund

Investment Objective

Calamos Market Neutral Income Fund's investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Dividend and Interest Expense on Short Sales	0.17%	0.17%	0.17%	0.17%
Other Expenses	0.13%	0.13%	0.13%	0.05%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.22%	1.97%	0.97%	0.89%

1  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various money market funds, affiliated mutual funds, and ETFs.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	396	652	927	1,712
Class C	300	618	1,062	2,296
Class I	99	309	536	1,190
Class R6	91	284	493	1,096

PROSPECTUS | February 28, 2025

Calamos Market Neutral Income Fund

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	396	652	927	1,712
Class C	200	618	1,062	2,296
Class I	99	309	536	1,190
Class R6	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment strategy can be characterized as "market neutral" because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund (i) invests in equities, (ii) invests in convertible securities (including synthetic convertible securities) of U.S. companies without regard to market capitalization, and (iii) employs short selling and enters into total return swaps to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). The Fund may invest up to 10% of its total assets in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"). In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as "founder shares"), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund may also invest in ETFs. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or

CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund's increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

PROSPECTUS | February 28, 2025

Calamos Market Neutral Income Fund

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors

CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Special Purpose Acquisition Companies Risk — The Fund may invest in special purpose acquisition companies ("SPACs") or similar special purpose entities. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

•  Total Return Swap Risk — A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

PROSPECTUS | February 28, 2025

Calamos Market Neutral Income Fund

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	5.08	% (6.30.2020)	Lowest Quarterly Return:	-5.71	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return before taxes		4.72%	3.71%	3.40%	5.71%
Class C	2.16.00
Load Adjusted Return before taxes		5.33%	3.40%	3.13%	3.57%
Class I	5.10.00
Load Adjusted Return before taxes		7.43%	4.43%	4.17%	4.52%
Load Adjusted Return after taxes on distributions*		6.55%	3.76%	3.38%	3.29%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.39%	3.24%	3.05%	3.16%
Class R6	6.23.20
Load Adjusted Return before taxes		7.44%	N/A	N/A	4.76%
Bloomberg US Aggregate Bond Index[1,2]		1.25%	-0.33%	1.35%	3.97%
Bloomberg US Government/Credit Index		1.18%	-0.21%	1.50%	4.08%
Bloomberg Short Treasury 1-3 Month Index		5.31%	2.49%	1.76%	1.80%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Government/Credit Index and Bloomberg Short Treasury 1-3 Month Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Jason Hill	12 years	SVP, Sr. Co-Portfolio Manager
David O'Donohue	9.5 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	11 years	SVP, Sr. Co-Portfolio Manager
Jimmy Young	6 years	SVP, Co-Portfolio Manager
Anthony Vecchiolla	2 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Hedged Equity Fund

Investment Objective

Calamos Hedged Equity Fund's investment objective is to seek total return with lower volatility than equity markets.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.15%	1.90%	0.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	587	823	1,078	1,806
Class C	293	597	1,026	2,222
Class I	92	287	498	1,108

CALAMOS FAMILY OF FUNDS

Calamos Hedged Equity Fund

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	587	823	1,078	1,806
Class C	193	597	1,026	2,222
Class I	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve total return with lower volatility than equity markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and securities with economic characteristics similar to stock or the equity markets. The Fund invests in a broadly diversified portfolio of equity securities while also writing (selling) index call and put options and/or entering into other options strategies on equity securities and/or broad based indices. The Fund may write call options (i) on a portion of the equity securities in the Fund's portfolio and (ii) on broad- based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs. The Fund may also engage in active and frequent trading of portfolio securities.

Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, options on equities, and American Depositary Receipts (ADRs). The Fund may also invest in fixed-income securities. The Fund may also invest in ETFs.

The Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. In particular, the Fund may hedge some or all of the currency exposure of foreign securities by entering into forward foreign currency contracts, futures or other derivatives.

The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. The Fund intends that its option-based risk management strategy will reduce the volatility inherent in investments in equity securities over time.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of

PROSPECTUS | February 28, 2025

Calamos Hedged Equity Fund

the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Correlation Risk — The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

•  Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

CALAMOS FAMILY OF FUNDS

Calamos Hedged Equity Fund

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

PROSPECTUS | February 28, 2025

Calamos Hedged Equity Fund

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	10.84	% (6.30.2020)	Lowest Quarterly Return:	-10.28	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

CALAMOS FAMILY OF FUNDS

Calamos Hedged Equity Fund

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		9.23%	6.70%	6.13%	6.13%
Class C	12.31.14
Load Adjusted Return before taxes		12.79%	6.97%	5.89%	5.88%
Class I	12.31.14
Load Adjusted Return before taxes		14.95%	8.03%	6.94%	6.94%
Load Adjusted Return after taxes on distributions*		14.74%	7.83%	6.62%	6.62%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		8.85%	6.28%	5.52%	5.52%
S&P 500 Total Return Index[1]		25.02%	14.53%	13.10%	12.98%
Bloomberg US Aggregate Bond Index[2]		1.25%	-0.33%	1.35%	1.35%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that covers the U.S.-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

PROSPECTUS | February 28, 2025

Calamos Hedged Equity Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Jason Hill	since Fund's inception	SVP, Sr. Co-Portfolio Manager
David O'Donohue	9.5 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Jimmy Young	6 years	SVP, Co-Portfolio Manager
Anthony Vecchiolla	2 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Phineus Long/Short Fund

Investment Objective

Calamos Phineus Long/Short Fund's investment objective is to seek strong, risk-adjusted and absolute returns in the context of prevailing market conditions across the global equity universe.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	1.22%	1.22%	1.22%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Dividend and Interest Expense on Short Sales[1]	0.80%	0.80%	0.80%
Other Expenses	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.44%	3.19%	2.19%

1  "Dividend and Interest Expense on Short Sales" reflect interest expense and dividends paid on borrowed securities. Interest expenses result from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Calamos Advisors LLC. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	710	1,199	1,714	3,119
Class C	422	983	1,669	3,494
Class I	222	685	1,175	2,524

PROSPECTUS | February 28, 2025

Calamos Phineus Long/Short Fund

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	710	1,199	1,714	3,119
Class C	322	983	1,669	3,494
Class I	222	685	1,175	2,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal period, the Fund's portfolio turnover rate was 342% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund aims to achieve its investment objective primarily by investing globally in publicly listed equity securities, including common stock and American Depositary Receipts ("ADRs"), of issuers of all market capitalizations that operate in the knowledge-based sectors such as technology, communications and media, as well as financial services and healthcare, and other investment companies, including exchange-traded funds ("ETFs"), that track or otherwise provide exposure to such sectors. The Fund's investment adviser ("Calamos Advisors") believes that the heterogeneous, disruptive and volatile nature of many of these sectors is well suited for long/short equity investing. Long investing generally involves buying a security expecting to profit from an increase in its price. Short investing generally involves selling a security that the Fund does not own expecting to profit from a decline in its price at a later time. The Calamos Advisors will also consider investing in other sectors if, in the Calamos Advisors' opinion, such long and short exposures have favorable potential for contributing value. The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures and forward contracts, without investing directly in the underlying asset. The Fund may also use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund's assets. The Fund may also invest in cash and cash equivalents.

Calamos Advisors pursues a fundamental, global approach that incorporates a blend of top-down and bottom-up considerations. The advantages of its investment process are based upon: 1) a comprehensive assessment of what drives share prices; 2) how companies and industries are analyzed; and 3) the flexible management of style, capitalization and country factors. Calamos Advisors believes that flexible asset allocation across the global equity universe, with less emphasis upon the traditional role of benchmarks, provides the potential for excess returns.

Calamos Advisors' approach is primarily derived from its assessment of corporate and economic fundamentals. Equally, the Fund's strategy allows for all investment styles (for example, growth versus value, small versus large capitalization) to be considered depending upon a company's business model, prevailing market conditions and the economic cycle. Calamos Advisors believes that stocks with common style characteristics can behave similarly, often in response to the economic cycle, and that these characteristics are an additional source of return that should be identified.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal

CALAMOS FAMILY OF FUNDS

Calamos Phineus Long/Short Fund

Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Derivatives Risk — Derivatives are instruments, such as futures, options, and forward foreign currency contracts, whose value is derived from that of other assets, rates, or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are

PROSPECTUS | February 28, 2025

Calamos Phineus Long/Short Fund

standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the options. Forward contracts involve a negotiated obligation to purchase or sell an asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund's account. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•  Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic, or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•  Leveraging Risk — Leverage is the potential for the Fund to participate in gains and losses on an amount that exceeds the Fund's investment. Leveraging risk is the risk that certain transactions of the Fund may cause the Fund to be more volatile and experience greater losses than if it had not been leveraged. The Fund's use of short sales and investments in derivatives subject the Fund to leveraging risk.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio manager may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which

CALAMOS FAMILY OF FUNDS

Calamos Phineus Long/Short Fund

may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•  Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The performance shown in the bar chart and performance table for the years prior to 2017 is that of another investment vehicle (the "Phineus Predecessor Fund") prior to the commencement of the Fund's operations. The Phineus Predecessor Fund was reorganized into Class I shares of the Fund on April 6, 2016. On October 1, 2015, the parent company of Calamos Advisors purchased Phineus Partners LP ("Phineus"), the prior general partner and investment manager to the Phineus Predecessor Fund and investment manager to the Phineus Predecessor Fund's master fund. Calamos Advisors served as the investment manager to the Phineus Predecessor Fund's master fund from October 1, 2015 to April 5, 2016 and the general partner and investment manager of the Phineus Predecessor Fund from February 25, 2016 and April 5, 2016. The Phineus Predecessor Fund commenced operations on May 1, 2002 and, since that time, has had various periods where it implemented its investment strategy directly on a stand-alone basis or indirectly through its investment in a master fund, which had the same investment policies, objectives, guidelines and restrictions as the Phineus Predecessor Fund.

Regardless of whether the Phineus Predecessor Fund operated as a stand-alone fund or invested indirectly through a master fund, Phineus and Calamos Advisors managed the Phineus Predecessor Fund's assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. The Phineus Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Class I share, and with respect to the table, Class A and Class C share expenses. However, the Phineus Predecessor Fund was not a registered mutual fund and so it was

PROSPECTUS | February 28, 2025

Calamos Phineus Long/Short Fund

not subject to the same investment and tax restrictions as the Fund. If it had been, the Phineus Predecessor Fund's performance may have been lower. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated Fund performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	24.69	% (12.31.2020)	Lowest Quarterly Return:	-11.48	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten- year periods ended December 31, 2024 and since the Phineus Predecessor Fund's inception compare with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Phineus Predecessor Fund, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Phineus Long/Short Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	5.1.02
Load Adjusted Return before taxes		3.43%	7.14%	5.83%	9.26%
Class C	5.1.02
Load Adjusted Return before taxes		6.79%	7.37%	5.56%	8.69%
Class I	5.1.02
Load Adjusted Return before taxes		8.87%	8.46%	6.62%	9.78%
Load Adjusted Return after taxes on distributions*		6.24%	7.81%	6.06%	9.53%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		5.50%	6.45%	5.10%	8.52%
S&P 500 Total Return Index[1]		25.02%	14.53%	13.10%	9.88%
MSCI World Index[2]		19.19%	11.70%	10.52%	8.68%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
Michael Grant	since Fund's inception	SVP, Sr. Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Merger Arbitrage Fund

Investment Objective

Calamos Merger Arbitrage Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Dividend and Interest Expense on Short Sales	0.66%	0.66%	0.66%
Other Expenses[1]	10.65%	10.65%	10.65%
Total Annual Fund Operating Expenses	12.56%	13.31%	12.31%
Expense Reimbursement[2]	(10.40)%	(10.40)%	(10.40)%
Total Annual Fund Operating Expenses After Reimbursement	2.16%	2.91%	1.91%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through October 31, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

CALAMOS FAMILY OF FUNDS

Calamos Merger Arbitrage Fund

reimbursements are reflected in the below examples for the period through October 31, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	488	2,244	4,382	8,464
Class C	394	2,219	4,478	8,674
Class I	194	1,959	4,136	8,330

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	488	2,244	4,382	8,464
Class C	294	2,219	4,478	8,674
Class I	194	1,959	4,136	8,330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

The Fund utilizes an actively managed merger arbitrage strategy by establishing long and short positions in the securities of companies that are involved in significant corporate events or transactions, such as mergers, acquisitions and other buy-out transactions. The Fund seeks to achieve its investment objective by generating absolute, uncorrelated returns to equity and fixed income markets. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock, convertible securities, special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"), preferred stock, corporate bonds, warrants and options of U.S. and non-U.S. companies (including in emerging markets) which are involved, or which Calamos Advisors believes will be involved, in a variety of significant corporate events including, but not limited to mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate transactions ("merger-arbitrage investments"). During market conditions when there are fewer corporate events or transactions as described above, the Fund may invest a significant portion of its assets in securities issued by the U.S. Government, its agencies or government-sponsored enterprises or cash and cash equivalents in anticipation of merger arbitrage investment opportunities.

The Fund's investment process focuses on identifying desirable risk-adjusted opportunities to capture the "spread" between the price at which a target company's stock trades following an announcement that it is to be acquired or participate in another corporate transaction and the ultimate price to be paid for such stock upon completion of the transaction. The Fund will establish short positions in securities of such companies. The Fund may seek to purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Calamos Advisors believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to seek to capture the difference attributable to the perceived market overvaluation of the acquisition target. The Fund may hold short positions in the target company and/or the acquiring

PROSPECTUS | February 28, 2025

Calamos Merger Arbitrage Fund

company in a corporate transaction. In addition to holding a long position with respect to a company, part of the Fund's merger arbitrage strategy may include holding a short position to hedge risk in the Fund's portfolio.

The investment team utilizes both quantitative and fundamental research to identify those transactions which it believes provide desirable risk-adjusted opportunities. The fundamental research encompasses analysis of (i) the macro conditions that could influence the timing or probability of transaction completion, (ii) the specific facts and circumstances surrounding a transaction, and (iii) the valuation of the company as a standalone business in the event that the transaction is not consummated. While the team seeks to identify spreads that imply a mispriced transaction completion or duration risk, they will also look for other market-driven opportunities embedded in the "spread," including inefficiencies due to liquidity constraints in the arbitrage market or dislocations in merger spreads caused by other factors. The quantitative process consists of proprietary analysis surrounding both valuation (including valuation of derivatives on the equity of the target company) and other market conditions (e.g., liquidity).

The investment team will employ a variety of strategies to seek to manage the risks associated with the Fund's strategies, which may include investing across the capital structure of a company, most notably by investing in convertible securities (including synthetic convertible securities), other derivative instruments, including options, as well as corporate debt. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock.

The Fund may invest significantly in SPACs. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. For purposes of the Fund's 80% policy discussed above, a SPAC is considered to be a merger-arbitrage investment throughout its life cycle.

The Fund may invest in certain companies that have alternative business structures, such as Master Limited Partnerships ("MLPs"). MLPs are publicly traded partnerships that trade on public securities exchanges similar to the shares of a corporation, without entity level taxation. In addition, the Fund may also invest in the real estate industry, including real estate investment trusts (REITs) and non-investment grade bonds (high yield or "junk bonds").

The Fund may invest up to 35% of its net assets in foreign securities, including securities in emerging markets. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund's investments in foreign securities include stocks of foreign companies that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may utilize derivatives to enhance return and yield potential and also for risk management purposes by buying or selling options to (i) pursue upside capture opportunities (ii) hedge downside risk or (iii) enhance portfolio yield. When seeking to generate income from option premiums, the Fund will write (sell) options, which could include the use of both call and put options. The Fund may write call options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and/or on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

CALAMOS FAMILY OF FUNDS

Calamos Merger Arbitrage Fund

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). The Fund's ability to broadly diversify its holdings is impacted by the number of merger arbitrage opportunities that exist and, as a result, may not meet the tests for being classified as a diversified fund.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Call Risk — A fixed-income security may be redeemed before maturity ("called") below its current market price, and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

•  Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund's increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term

PROSPECTUS | February 28, 2025

Calamos Merger Arbitrage Fund

debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Limited Voting Risk — Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Focused Investing Risk — To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. The Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Hedging Transaction Risk — The success of the Fund's hedging strategies will be subject to Calamos Advisors' ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Lack of Correlation Risk; Hedging Risk — There can be no assurance that the Fund's hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions Calamos Advisors anticipated

CALAMOS FAMILY OF FUNDS

Calamos Merger Arbitrage Fund

would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Merger and Other Arbitrage Transactions Risk — In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Fund. Every merger transaction is subject to unique risks. The risks of investing in securities related to a merger or acquisition transaction include the risk that the transaction is renegotiated, the risk that the transaction takes longer to complete than originally planned, and the risk that the transaction is never completed. These risks may occur for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from the applicable state, federal or international regulatory agencies, or the failure of shareholders of the party companies to approve the transaction. These risks could cause the Fund to incur a loss.

•  MLP Risk — Investments in securities of Master Limited Partnerships ("MLPs") involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

•  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

•  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

•  MLP Tax Risk — MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

•  Non-diversified Fund Risk — As a non-diversified fund, the Fund may invest a greater percentage of its assets in a smaller number of investments than a diversified fund. Therefore, the Fund may be subject to increased risk as a result of changes in the financial condition or the market's assessment of such investments.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

PROSPECTUS | February 28, 2025

Calamos Merger Arbitrage Fund

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  REITs Risk — Investments in the real estate industry, including real estate investment trusts (REITs), are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Short Sale Risk — As part of its actively managed merger arbitrage strategy, the Fund will establish short positions in the securities of companies that are involved in announced mergers, acquisitions and other buy-out transactions. The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks. Small and mid-sized companies may have no or relatively short operating histories,

CALAMOS FAMILY OF FUNDS

Calamos Merger Arbitrage Fund

or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•  Special Purpose Acquisition Companies Risk — The Fund may invest in special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

•  Special Situations or Event-Driven Risk — The Fund may seek to benefit from special situations or events, such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other events expected to affect a particular issuer. Investing in such special situations or events carries the risk that certain of such situations or events may not happen as anticipated, may involve a longer time frame than originally contemplated, or the market may react differently than expected to such situations or events. The securities of companies involved in special situations or events may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations or events carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

•  Total Return Swap Risk — A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

PROSPECTUS | February 28, 2025

Calamos Merger Arbitrage Fund

•  Warrants Risk — The Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	4.11	% (9.30.2024)	Lowest Quarterly Return:	-4.44	% (3.31.2024)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Merger Arbitrage Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	9.29.23
Load Adjusted Return before taxes		-4.71%	-0.73%
Class C	9.29.23
Load Adjusted Return before taxes		-3.79%	0.71%
Class I	9.29.23
Load Adjusted Return before taxes		-1.85%	1.73%
Load Adjusted Return after taxes on distributions*		-3.03%	0.60%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		-1.11%	0.86%
Bloomberg US Aggregate Bond Index[1,2]		1.25%	6.37%
ICE BofA US 3 Month Treasury Bill Index		5.25%	5.31%
S&P 500 Total Return Index		25.02%	30.08%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA US 3 Month Treasury Bill Index as an additional benchmark because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The ICE BofA US 3 Month Treasury Bill Index is designed to measure measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue. The Fund seeks to deliver positive returns that are not correlated to traditional benchmarks. The ICE BofA US 3 Month Treasury Bill Index is used only to illustrate the returns that are achievable by investing in cash or cash equivalents. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
Jason Hill	Since Fund's inception	SVP, Sr. Co-Portfolio Manager
David O'Donohue	Since Fund's inception	SVP, Sr. Co-Portfolio Manager
Eli Pars	Since Fund's inception	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since Fund's inception	SVP, Co-Portfolio Manager
Anthony Vecchiolla	Since Fund's inception	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Convertible Fund

Investment Objective

Calamos Convertible Fund's primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.13%	1.88%	0.88%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	338	576	833	1,569
Class C	291	591	1,016	2,201
Class I	90	281	488	1,084

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	338	576	833	1,569
Class C	191	591	1,016	2,201
Class I	90	281	488	1,084

CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in a diversified portfolio of convertible securities (including synthetic convertible instruments) issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer's financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term

PROSPECTUS | February 28, 2025

Calamos Convertible Fund

debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As

CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	30.35	% (6.30.2020)	Lowest Quarterly Return:	-16.35	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

PROSPECTUS | February 28, 2025

Calamos Convertible Fund

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	6.21.85
Load Adjusted Return before taxes		7.24%	7.85%	6.94%	8.78%
Class C	7.5.96
Load Adjusted Return before taxes		7.88%	7.52%	6.65%	7.42%
Class I	6.25.97
Load Adjusted Return before taxes		9.95%	8.61%	7.73%	7.92%
Load Adjusted Return after taxes on distributions*		9.23%	6.94%	5.87%	5.88%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		5.99%	6.49%	5.59%	5.80%
Bloomberg US Aggregate Bond Index[1,2]		1.25%	-0.33%	1.35%	4.07%
ICE BofA All US Convertibles Index (VXA0)[3]		11.14%	9.66%	9.07%	8.11%
S&P 500 Total Return Index[4]		25.02%	14.53%	13.10%	9.05%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA All U.S. Convertibles Index (VXA0) and S&P 500 Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

3  Since inception return for the ICE BofA All US Convertible Index is not available, as the inception date of the Index is January 1, 1988.

4  The S&P 500 Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. stock market.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	8 years	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	21 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	11.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	21 years	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	10 years	SVP, Sr. Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Global Convertible Fund

Investment Objective

Calamos Global Convertible Fund's primary objective is total return through capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	359	643	948	1,812
Class C	313	658	1,129	2,431
Class I	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	359	643	948	1,812
Class C	213	658	1,129	2,431
Class I	112	350	606	1,340

CALAMOS FAMILY OF FUNDS

Calamos Global Convertible Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in a globally-diversified portfolio of convertible securities (including synthetic convertible instruments) issued by both U.S. and foreign companies without regard to market capitalization. Convertible securities include, but are not limited to, any corporate debt security, debentures, notes or preferred stock that may be converted into equity securities of companies around the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in convertible securities, including synthetic convertible securities.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund anticipates that, under normal circumstances, the investment adviser's process will result in the Fund investing in a globally diversified manner, with at least 20% of its assets in securities of foreign issuers, including issuers in emerging markets. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund may invest up to 20% of its net assets in equity securities or securities with economic characteristics similar to stock or the equity markets. The Fund may also invest up to 20% of its net assets in high yield fixed-income securities, often referred to as "junk bonds"; however, such limitation shall not apply to convertible securities, including synthetic convertible securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. In addition, the Fund may engage in active and frequent trading of portfolio securities.

The Fund may use derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

When buying and selling convertible securities, the Fund typically applies a four-step approach, without regard to market capitalization:

1. Evaluating the default risk of the convertible security using traditional credit analysis;

2. Analyzing the convertible security's underlying common stock to determine its capital appreciation potential;

3. Assessing the convertible security's risk/return potential; and

4. Evaluating the convertible security's impact on the Fund's overall composition and diversification strategy.

As well, the Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by country, company, industry, sector and currency and by focusing on macro-level investment themes.

Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views these strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

PROSPECTUS | February 28, 2025

Calamos Global Convertible Fund

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Holders of convertible securities have a claim on the issuer's assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives contract may experience a significant credit event and/or may be

CALAMOS FAMILY OF FUNDS

Calamos Global Convertible Fund

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives contract (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•  Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any

PROSPECTUS | February 28, 2025

Calamos Global Convertible Fund

deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument may respond differently to market fluctuations than a traditional convertible security because a synthetic convertible instrument is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible instruments are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

CALAMOS FAMILY OF FUNDS

Calamos Global Convertible Fund

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	19.56	% (6.30.2020)	Lowest Quarterly Return:	-15.92	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five- year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS | February 28, 2025

Calamos Global Convertible Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		8.28%	5.55%	5.18%	5.18%
Class C	12.31.14
Load Adjusted Return before taxes		8.90%	5.23%	4.90%	4.90%
Class I	12.31.14
Load Adjusted Return before taxes		10.98%	6.29%	5.96%	5.96%
Load Adjusted Return after taxes on distributions*		10.98%	4.84%	4.71%	4.71%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		6.50%	4.55%	4.35%	4.35%
Bloomberg US Aggregate Bond Index[1,2]		1.25%	-0.33%	1.35%	1.35%
Refinitiv Global Convertible Bond Index		9.60%	6.41%	5.75%	5.70%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Refinitiv Global Convertible Bond Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	8 years	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Eli Pars	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Jon Vacko	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	10 years	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	2 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Timpani Small Cap Growth Fund

Investment Objective

Calamos Timpani Small Cap Growth Fund's investment objective is capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.20%	0.20%	0.20%	0.10%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%	1.00%
Expense Reimbursement[1]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Reimbursement	1.30%	2.05%	1.05%	0.95%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C and Class I shares are limited to 1.30%, 2.05% and 1.05% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2026 for Class R6 shares (as a percentage of average net assets) to 1.05% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

PROSPECTUS | February 28, 2025

Calamos Timpani Small Cap Growth Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	878	1,175	2,018
Class C	308	653	1,124	2,427
Class I	107	345	601	1,336
Class R6	97	313	548	1,220

You would pay the following expenses if you did not redeem your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	878	1,175	2,018
Class C	208	653	1,124	2,427
Class I	107	345	601	1,336
Class R6	97	313	548	1,220

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year the Fund's portfolio turnover rate was 229% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund's investment adviser, Calamos Advisors LLC ("Calamos Advisors"), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2000® Index or the MSCI USA Small Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments, or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

CALAMOS FAMILY OF FUNDS

Calamos Timpani Small Cap Growth Fund

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Cash Holdings Risk — The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•  Industrials Sector Risk — Companies involved in the industrials sector include those whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense,

PROSPECTUS | February 28, 2025

Calamos Timpani Small Cap Growth Fund

construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. Companies involved in the industrials sector are affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.

•  Technology Sector Risk — Investments in companies involved in the technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition.These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many companies involved in the technology sector have limited operating histories, and prices of these companies' securities historically have been more volatile than those of many other companies' securities, especially over the short term.

•  Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid and large company stocks. The prices of small company stocks tend to be more volatile than prices of mid and large company stocks.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The performance shown in the bar chart and performance table for the period May 31, 2019 through December 31, 2023 is the Fund's performance whereas performance prior to May 31, 2019 is that of another investment vehicle (the "Predecessor Fund") prior to the commencement of the Fund's operations. On May 31, 2019, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the Fund adopted the performance and financial history of the Predecessor Fund. The Fund has the same investment objective, strategy and portfolio manager as the Predecessor Fund. As a result, the performance of the Fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund's Institutional Class performance which was adopted by the Class I shares of the Fund for periods prior to the Reorganization. If the Predecessor Fund's investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund's returns would have been lower. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	40.93	% (6.30.2020)	Lowest Quarterly Return:	-23.99	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

CALAMOS FAMILY OF FUNDS

Calamos Timpani Small Cap Growth Fund

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. For periods prior to the Reorganization, the average annual total return table compares the Predecessor Fund's Institutional Class performance which was adopted by the Class I shares of the Fund and Class Y performance which was adopted by the Class A shares of the Fund and adjusted to reflect the maximum sales load of 4.75% for Class A shares, to that of the Russell 2000 Growth Index. "Since Inception" return shown for the Russell 2000 Growth Index is the return since the inception of the Predecessor Fund's Class Y shares. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	01.06.14
Load Adjusted Return before taxes		37.09%	10.29%	9.72%	8.81%
Class C	06.25.21
Load Adjusted Return before taxes		41.92%	N/A	N/A	-3.30%
Class I	03.23.11
Load Adjusted Return before taxes		44.36%	11.64%	10.61%	11.70%
Load Adjusted Return after taxes on distributions*		42.89%	11.23%	10.10%	11.28%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		26.27%	9.19%	8.63%	9.87%
Class R6	05.31.19
Load Adjusted Return before taxes		44.52%	N/A	N/A	11.49%
Russell 3000 Total Return Index[1]		23.81%	13.86%	12.55%	13.27%
Russell 2000 Growth Index		15.15%	6.86%	8.09%	9.59%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class. I shares represent the largest percentage of assets in the Calamos Family of Funds.

PROSPECTUS | February 28, 2025

Calamos Timpani Small Cap Growth Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
Brandon Nelson	since Fund's inception	Senior Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Timpani SMID Growth Fund

Investment Objective

Calamos Timpani SMID Growth Fund's investment objective is capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS I	CLASS R6
Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.61%	0.61%	0.58%
Total Annual Fund Operating Expenses	1.81%	1.56%	1.53%
Expense Reimbursement[1]	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses After Reimbursement	1.35%	1.10%	1.07%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares and Class I shares are limited to 1.35% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

PROSPECTUS | February 28, 2025

Calamos Timpani SMID Growth Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	606	975	1,367	2,464
Class I	112	447	806	1,817
Class R6	109	438	790	1,784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 220% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization ("SMID") companies of issuers primarily located in the United States. The Fund defines a SMID company as a company with a market capitalization less than or equal to that of the company with the largest market capitalization of the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
CALAMOS FAMILY OF FUNDS

Calamos Timpani SMID Growth Fund

•  Cash Holdings Risk — The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•  Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

PROSPECTUS | February 28, 2025

Calamos Timpani SMID Growth Fund

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	37.58	% (6.30.2020)	Lowest Quarterly Return:	-22.94	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Timpani SMID Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	7.31.19
Load Adjusted Return before taxes		36.91%	11.16%	9.45%
Class I	7.31.19
Load Adjusted Return before taxes		44.10%	12.56%	10.74%
Load Adjusted Return after taxes on distributions*		42.57%	11.66%	9.92%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		26.17%	9.84%	8.39%
Class R6	7.31.19
Load Adjusted Return before taxes		44.14%	12.56%	10.74%
Russell 3000 Total Return Index[1]		23.81%	13.86%	14.25%
Russell 2500 Growth Index		13.90%	8.08%	8.30%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
Brandon Nelson	since Fund's inception	Senior Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Growth Fund

Investment Objective

Calamos Growth Fund's investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.29%	2.04%	1.04%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	600	865	1,149	1,958
Class C	307	640	1,098	2,369
Class I	106	331	574	1,271

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	600	865	1,149	1,958
Class C	207	640	1,098	2,369
Class I	106	331	574	1,271

CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

PROSPECTUS | February 28, 2025

Calamos Growth Fund

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto,(b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	29.42	% (6.30.2020)	Lowest Quarterly Return:	-22.98	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS | February 28, 2025

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return before taxes		25.96%	13.62%	11.55%	12.93%
Class C	9.3.96
Load Adjusted Return before taxes		30.23%	13.87%	11.26%	11.89%
Class I	9.18.97
Load Adjusted Return before taxes		32.59%	15.01%	12.37%	11.78%
Load Adjusted Return after taxes on distributions*		30.97%	13.68%	10.22%	9.91%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		19.83%	11.74%	9.32%	9.50%
S&P 500 Total Return Index[1,2]		25.02%	14.53%	13.10%	8.91%
S&P 1500 Growth Index		34.15%	16.48%	14.83%	9.80%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 1500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The S&P 1500 Growth Index is a composite index that includes securities that account for 90% of the total market capitalization of the U.S.'s stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth Index is a subset of the securities appearing in the S&P 1500 Index, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The S&P 500 Total Return Index is provided as it is generally representative of the U.S. stock market.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	5 years	SVP, Sr. Co-Portfolio Manager
Michael Grant	8 years	SVP, Sr. Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Investment Objective

Calamos Growth and Income Fund's investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.12%	0.12%	0.12%	0.05%
Total Annual Fund Operating Expenses	1.05%	1.80%	0.80%	0.73%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	577	793	1,027	1,697
Class C	283	566	975	2,116
Class I	82	255	444	990
Class R6	75	233	406	906

PROSPECTUS | February 28, 2025

Calamos Growth and Income Fund

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	577	793	1,027	1,697
Class C	183	566	975	2,116
Class I	82	255	444	990
Class R6	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible (including synthetic convertible), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund's investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase

CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

PROSPECTUS | February 28, 2025

Calamos Growth and Income Fund

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	20.08	% (6.30.2020)	Lowest Quarterly Return:	-16.25	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS | February 28, 2025

Calamos Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.22.88
Load Adjusted Return before taxes		14.89%	10.81%	9.88%	10.96%
Class C	8.5.96
Load Adjusted Return before taxes		18.72%	11.06%	9.59%	9.79%
Class I	9.18.97
Load Adjusted Return before taxes		20.93%	12.18%	10.69%	10.08%
Load Adjusted Return after taxes on distributions*		19.27%	10.81%	8.98%	8.37%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		13.24%	9.42%	8.17%	7.97%
Class R6	6.23.20
Load Adjusted Return before taxes		21.01%	N/A	N/A	13.23%
S&P 500 Total Return Index[1]		25.02%	14.53%	13.10%	8.91%
ICE BofA All U.S. Convertibles EX Mandatory Index[2]		10.73%	9.91%	9.57%	8.30%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	8 years	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	21 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	11.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	21 years	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	10 years	SVP, Sr. Co-Portfolio Manager
Dino Dussias	2 years	SVP, Associate Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

Investment Objective

Calamos Dividend Growth Fund's investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.99%	2.74%	1.74%
Expense Reimbursement[1]	(0.64)%	(0.64)%	(0.64)%
Total Annual Fund Operating Expenses After Reimbursement	1.35%	2.10%	1.10%

1  The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors"), such as litigation costs, of Class A, Class C, and Class I are limited to 1.35%, 2.10%, and 1.10% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

PROSPECTUS | February 28, 2025

Calamos Dividend Growth Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	606	1,010	1,440	2,632
Class C	313	789	1,392	3,024
Class I	112	485	883	1,998

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	606	1,010	1,440	2,632
Class C	213	789	1,392	3,024
Class I	112	485	883	1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and invests in units of Master Limited Partnerships ("MLPs"). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The Fund may invest in options in furtherance of its investment strategy.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interests or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or

CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

•  MLP Tax Risk — MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

•  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

•  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

PROSPECTUS | February 28, 2025

Calamos Dividend Growth Fund

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, due to other portfolio activity, the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of Fund distributions.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such.

CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	20.97	% (6.30.2020)	Lowest Quarterly Return:	-19.72	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

PROSPECTUS | February 28, 2025

Calamos Dividend Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.5.13
Load Adjusted Return before taxes		18.04%	12.46%	11.33%	10.65%
Class C	8.5.13
Load Adjusted Return before taxes		21.99%	12.70%	11.05%	10.30%
Class I	8.5.13
Load Adjusted Return before taxes		24.20%	13.84%	12.17%	11.41%
Load Adjusted Return after taxes on distributions*		23.44%	12.57%	10.78%	10.07%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		14.84%	10.85%	9.67%	9.08%
S&P 500 Total Return Index[1]		25.02%	14.53%	13.10%	13.52%

1  The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
John Hillenbrand	10 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	10 years	SVP, Sr. Co-Portfolio Manager
Dino Dussias	2 years	SVP, Associate Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Select Fund

Investment Objective

Calamos Select Fund's investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.54%	2.29%	1.29%
Expense Reimbursement[1]	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Reimbursement	1.15%	1.90%	0.90%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors"), such as litigation costs, of Class A, Class C, and Class I are limited to 1.15%, 1.90%, and 0.90% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

PROSPECTUS | February 28, 2025

Calamos Select Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	587	902	1,239	2,191
Class C	293	678	1,190	2,595
Class I	92	370	670	1,522

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	587	902	1,239	2,191
Class C	193	678	1,190	2,595
Class I	92	370	670	1,522

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid- sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser's opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company's future free cash flow). The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or

CALAMOS FAMILY OF FUNDS

Calamos Select Fund

guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

PROSPECTUS | February 28, 2025

Calamos Select Fund

•  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund's investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	22.60	% (6.30.2020)	Lowest Quarterly Return:	-22.99	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Select Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	1.2.02
Load Adjusted Return before taxes		18.12%	11.98%	10.00%	7.30%
Class C	1.2.02
Load Adjusted Return before taxes		22.11%	12.24%	9.71%	6.73%
Class I	3.1.02
Load Adjusted Return before taxes		24.33%	13.35%	10.81%	7.94%
Load Adjusted Return after taxes on distributions*		22.19%	11.89%	9.24%	6.90%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		15.72%	10.37%	8.34%	6.39%
S&P 500 Total Return Index[1]		25.02%	14.53%	13.10%	9.68%

1  The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	5 years	SVP, Sr. Co-Portfolio Manager
Michael Kassab	5 years	SVP, Co-Portfolio Manager
Jake Hyatt	Since February 2025	VP, Associate Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos International Growth Fund

Investment Objective

Calamos International Growth Fund's investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee (subject to performance adjustment)	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.25%	0.25%	0.25%	0.16%
Total Annual Fund Operating Expenses	1.40%	2.15%	1.15%	1.06%
Expense Reimbursement[1]	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Reimbursement	1.20%	1.95%	0.95%	0.86%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 1.20%, 1.95%, and 0.95% of average net assets, respectively. The Fund's investment adviser has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2026 for Class R6 shares (as a percentage of average net assets) to 0.95% less the annual sub- transfer agency ratio for the Fund. The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregate average annual net assets of the Fund's other share classes. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	591	878	1,186	2,058
Class C	298	654	1,136	2,467
Class I	97	345	614	1,380
Class R6	88	317	565	1,276

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	591	878	1,186	2,058
Class C	198	654	1,136	2,467
Class I	97	345	614	1,380
Class R6	88	317	565	1,276

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that under normal circumstances its investment adviser's investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion.

Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer some of the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes.

PROSPECTUS | February 28, 2025

Calamos International Growth Fund

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	29.32	% (6.30.2020)	Lowest Quarterly Return:	-18.42	% (12.31.2018)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an

PROSPECTUS | February 28, 2025

Calamos International Growth Fund

investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.16.05
Load Adjusted Return before taxes		6.86%	5.63%	6.06%	6.63%
Class C	3.16.05
Load Adjusted Return before taxes		10.35%	5.86%	5.78%	6.09%
Class I	3.16.05
Load Adjusted Return before taxes		12.48%	6.93%	6.85%	7.16%
Load Adjusted Return after taxes on distributions*		11.34%	5.58%	5.83%	6.49%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		8.23%	5.41%	5.45%	6.02%
Class R6	9.17.18
Load Adjusted Return before taxes		12.60%	7.04%	N/A	6.89%
MSCI ACWI ex-USA Index[1,2]		6.09%	4.61%	5.31%	5.33%
MSCI EAFE Growth Index		2.36%	4.34%	6.22%	5.69%

1  All index returns include the reinvestment of dividends and distributions, but do not reflect the deduction of withholding taxes, fees, brokerage commissions, or other expenses.

2  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex-USA Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex-USA Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Nick Niziolek	12 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	12 years	SVP, Sr. Co-Portfolio Manager
Paul Ryndak	1 year	SVP, Co-Portfolio Manager
Kyle Ruge	1 year	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Investment Objective

Calamos Evolving World Growth Fund's investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.65%	2.40%	1.40%
Expense Reimbursement[1]	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Reimbursement	1.30%	2.05%	1.05%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 1.30%, 2.05%, and 1.05% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	938	1,298	2,309
Class C	308	715	1,249	2,710
Class I	107	409	732	1,649

PROSPECTUS | February 28, 2025

Calamos Evolving World Growth Fund

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	601	938	1,298	2,309
Class C	208	715	1,249	2,710
Class I	107	409	732	1,649

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser's process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible (including synthetic convertible) or debt securities of companies, regardless of where they are incorporated, if the Fund's investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund may also invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is

CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

PROSPECTUS | February 28, 2025

Calamos Evolving World Growth Fund

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	30.66	% (6.30.2020)	Lowest Quarterly Return:	-16.46	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.15.08
Load Adjusted Return before taxes		9.17%	4.63%	3.95%	4.30%
Class C	8.15.08
Load Adjusted Return before taxes		12.73%	4.86%	3.68%	3.83%
Class I	8.15.08
Load Adjusted Return before taxes		14.99%	5.92%	4.73%	4.88%
Load Adjusted Return after taxes on distributions*		14.99%	5.83%	4.75%	4.83%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		8.87%	4.75%	3.93%	4.10%
MSCI Emerging Markets Index[1]		8.05%	2.10%	4.04%	3.36%

1  The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Nick Niziolek	12 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	12 years	SVP, Sr. Co-Portfolio Manager
Paul Ryndak	1 year	SVP, Co-Portfolio Manager
Kyle Ruge	1 year	SVP, Co-Portfolio Manager

PROSPECTUS | February 28, 2025

Calamos Evolving World Growth Fund

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Investment Objective

Calamos Global Equity Fund's investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee (subject to performance adjustment)	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.24%	0.24%	0.24%	0.18%
Total Annual Fund Operating Expenses	1.42%	2.17%	1.17%	1.11%
Expense Reimbursement[1]	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursement	1.40%	2.15%	1.15%	1.09%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra-ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.40%, 2.15%, and 1.15% of average net assets, respectively. The Fund's investment adviser has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2026 for Class R6 shares (as a percentage of average net assets) to 1.15% less the annual sub- transfer agency ratio for the Fund. The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregate average annual net assets of the Fund's other share classes. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

PROSPECTUS | February 28, 2025

Calamos Global Equity Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	611	901	1,213	2,094
Class C	318	677	1,163	2,502
Class I	117	370	642	1,419
Class R6	111	351	610	1,350

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	611	901	1,213	2,094
Class C	218	677	1,163	2,502
Class I	117	370	642	1,419
Class R6	111	351	610	1,350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities convertible into equity securities. The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

The Fund anticipates that the investment adviser's process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers located in multiple countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of such foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in

CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents

PROSPECTUS | February 28, 2025

Calamos Global Equity Fund

maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto,(b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund's investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	31.45	% (6.30.2020)	Lowest Quarterly Return:	-18.36	% (12.31.2018)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten- year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.1.07
Load Adjusted Return before taxes		23.97%	13.31%	11.04%	9.13%
Class C	3.1.07
Load Adjusted Return before taxes		28.33%	13.57%	10.74%	8.61%
Class I	3.1.07
Load Adjusted Return before taxes		30.54%	14.71%	11.85%	9.71%
Load Adjusted Return after taxes on distributions*		27.67%	13.01%	9.85%	8.18%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		19.44%	11.52%	9.15%	7.69%
Class R6	6.23.20
Load Adjusted Return before taxes		30.59%	N/A	N/A	13.99%
MSCI ACWI Index[1,2]		18.02%	10.58%	9.79%	7.37%
MSCI World Index		19.19%	11.70%	10.52%	7.86%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Nick Niziolek	12 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	12 years	SVP, Sr. Co-Portfolio Manager
Paul Ryndak	1 year	SVP, Co-Portfolio Manager
Kyle Ruge	1 year	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Global Opportunities Fund

Investment Objective

Calamos Global Opportunities Fund's investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.20%
Expense Reimbursement[1]	(0.23)%	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Reimbursement	1.22%	1.97%	0.97%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 1.22%, 1.97%, and 0.97% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

CALAMOS FAMILY OF FUNDS

Calamos Global Opportunities Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	593	890	1,209	2,109
Class C	300	666	1,159	2,516
Class I	99	358	637	1,434

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	593	890	1,209	2,109
Class C	200	666	1,159	2,516
Class I	99	358	637	1,434

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities, which may include synthetic convertible instruments, without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund anticipates that under normal circumstances its investment adviser's investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers located in multiple countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of such foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's

PROSPECTUS | February 28, 2025

Calamos Global Opportunities Fund

investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

CALAMOS FAMILY OF FUNDS

Calamos Global Opportunities Fund

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

PROSPECTUS | February 28, 2025

Calamos Global Opportunities Fund

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	24.55	% (6.30.2020)	Lowest Quarterly Return:	-16.61	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Global Opportunities Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.9.96
Load Adjusted Return before taxes		17.85%	9.78%	7.54%	8.04%
Class C	9.24.96
Load Adjusted Return before taxes		21.95%	10.03%	7.27%	7.52%
Class I	9.18.97
Load Adjusted Return before taxes		24.20%	11.15%	8.34%	7.87%
Load Adjusted Return after taxes on distributions*		21.86%	10.00%	7.23%	6.57%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		15.75%	8.67%	6.49%	6.23%
MSCI ACWI Index[1]		18.02%	10.58%	9.79%	7.38%
MSCI World Index[2]		19.19%	11.70%	10.52%	7.66%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Nick Niziolek	12 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	12 years	SVP, Sr. Co-Portfolio Manager
Paul Ryndak	1 year	SVP, Co-Portfolio Manager
Kyle Ruge	1 year	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.
PROSPECTUS | February 28, 2025

Calamos International Small Cap Growth Fund

Investment Objective

Calamos International Small Cap Growth Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	3.76%	3.76%	3.76%	3.73%
Total Annual Fund Operating Expenses	4.96%	5.71%	4.71%	4.68%
Expense Reimbursement[1]	(3.61)%	(3.61)%	(3.61)%	(3.61)%
Total Annual Fund Operating Expenses After Reimbursement	1.35%	2.10%	1.10%	1.07%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 31, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

CALAMOS FAMILY OF FUNDS

Calamos International Small Cap Growth Fund

reimbursements are reflected in the below examples for the period through March 31, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	606	1,584	2,565	5,020
Class C	313	1,378	2,528	5,334
Class I	112	1,092	2,079	4,573
Class R6	109	1,083	2,065	4,549

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	606	1,584	2,565	5,020
Class C	213	1,378	2,528	5,334
Class I	112	1,092	2,079	4,573
Class R6	109	1,083	2,065	4,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization, non-U.S. companies, including emerging and frontier markets. The Fund may invest up to 30% in emerging and frontier markets. The Fund will generally be invested in a minimum of five countries.

Small capitalization companies are defined as companies with a market capitalization less than or equal to that of the company with the largest market capitalization of the MSCI ACWI ex USA Small Cap Index. As of December 31, 2024, the largest market cap in the MSCI ACWI ex USA Small Cap Index was $10.7 billion and the weighted average market cap was $2.7 billion. Market capitalization is measured at the time of purchase.

Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, Calamos Advisors will use the classification provided by MSCI, Inc. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. The Fund may use derivative instruments such as options and forward foreign currency contracts for hedging purposes.

PROSPECTUS | February 28, 2025

Calamos International Small Cap Growth Fund

In pursuing its investment objective, the Fund seeks out securities that, in the opinion of Calamos Advisors, offer some of the best opportunities for growth. Calamos Advisors typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. Calamos Advisors evaluates environmental, social and governance ("ESG") information within its fundamental research process to aid in determining investment opportunities and risks. As part of the research process, Calamos Advisors reviews ESG information and ratings from a third-party vendor as well as any additional ESG analysis and incorporates this information into Calamos Advisors' company research. Calamos Advisors also receives ESG information updates and rating changes from its third-party vendor and evaluates that information as appropriate. Calamos Advisors does not exclude an investment solely based on its ESG rating nor does Calamos Advisors target a certain average ESG rating for the portfolio. Calamos Advisors seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes. From time to time, the Fund may have significant investments in certain sectors. The Fund's sector concentrations may vary.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

CALAMOS FAMILY OF FUNDS

Calamos International Small Cap Growth Fund

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid and large company stocks. The prices of small company stocks tend to be more volatile than prices of mid and large company stocks.

•  Sustainability (ESG) Policy Risk — The investment adviser's consideration of ESG information could cause the Fund to perform differently compared to similar funds that do not consider such information. In executing the Fund's investment strategy, the investment adviser will rely on ESG related data provided by third parties. There is no assurance that ESG data sources will always be available.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

PROSPECTUS | February 28, 2025

Calamos International Small Cap Growth Fund

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	15.22	% (12.31.2023)	Lowest Quarterly Return:	-6.67	% (12.31.2024)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos International Small Cap Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIOD ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	3.31.22
Load Adjusted Return before taxes		4.77%	-1.98%
Class C	3.31.22
Load Adjusted Return before taxes		8.26%	-1.00%
Class I	3.31.22
Load Adjusted Return before taxes		10.21%	0.00%
Load Adjusted Return after taxes on distributions*		10.21%	0.00%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		6.04%	0.05%
Class R6	3.31.22
Load Adjusted Return before taxes		10.21%	0.00%
MSCI ACWI ex USA Index[1]		6.09%	3.16%
MSCI ACWI ex USA Small Cap Index (Net)		3.36%	0.57%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI ACWI ex USA Small Cap Index (Net) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex USA Small Cap Index (Net) is designed to measure the small cap equity market performance of companies in developed (excluding the US) and emerging markets. The MSCI ACWI ex USA Small Cap Index (Net) is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
Nick Niziolek	since Fund's inception	SVP, Co-Portfolio Manager
Dennis Cogan	since Fund's inception	SVP, Co-Portfolio Manager
Kyle Ruge	since Fund's inception	SVP, Co-Portfolio Manager
Paul Ryndak	since Fund's inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Total Return Bond Fund

Investment Objective

Calamos Total Return Bond Fund's investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.19%	1.94%	0.94%
Expense Reimbursement[1]	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Reimbursement	0.90%	1.65%	0.65%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 0.90%, 1.65%, and 0.65% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	315	566	837	1,610
Class C	268	581	1,020	2,241
Class I	66	270	492	1,128

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	315	566	837	1,610
Class C	168	581	1,020	2,241
Class I	66	270	492	1,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund's investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities (including synthetic convertible instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government- sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund's dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument's value to changes in interest rate) normally varies within a range of three to ten years based on the interest rate forecast of the Fund's investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as "junk bonds." Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or

PROSPECTUS | February 28, 2025

Calamos Total Return Bond Fund

sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund's investment adviser seeks to lower the risks of investing in securities by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

•  MLP Tax Risk — MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

•  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

•  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

•  Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•  Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

PROSPECTUS | February 28, 2025

Calamos Total Return Bond Fund

During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to

CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

•  Total Return Swap Risk — A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	6.73	% (12.31.2023)	Lowest Quarterly Return:	-5.72	% (6.30.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with those of a broad measure of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the

PROSPECTUS | February 28, 2025

Calamos Total Return Bond Fund

effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	6.27.07
Load Adjusted Return before taxes		-0.75%	-0.68%	0.96%	2.65%
Class C	6.27.07
Load Adjusted Return before taxes		-0.19%	-1.00%	0.58%	2.11%
Class I	6.27.07
Load Adjusted Return before taxes		1.80%	0.02%	1.60%	3.14%
Load Adjusted Return after taxes on distributions*		0.19%	-1.32%	0.28%	1.68%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		1.06%	-0.51%	0.69%	1.87%
Bloomberg US Aggregate Bond Index[1]		1.25%	-0.33%	1.35%	3.02%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	8 years	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	16 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	11 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	10 years	SVP, Sr. Co-Portfolio Manager
Chuck Carmody	9 years	SVP, Co-Portfolio Manager
Christian Brobst	4 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Calamos High Income Opportunities Fund

Investment Objective

Calamos High Income Opportunities Fund's primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund's primary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None
Redemption Fee on Shares Held Sixty Days or Less (as a percentage of amount redeemed)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.37%	2.12%	1.12%
Expense Reimbursement[1]	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses After Reimbursement	1.00%	1.75%	0.75%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2026 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense

PROSPECTUS | February 28, 2025

Calamos High Income Opportunities Fund

reimbursements are reflected in the below examples for the period through March 1, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	325	613	923	1,803
Class C	278	628	1,105	2,422
Class I	77	319	581	1,330

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	325	613	923	1,803
Class C	178	628	1,105	2,422
Class I	77	319	581	1,330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody's). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P's and Moody's ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes, such as large-scale events on the country-wide, continental and global scale, implementing opportunistic investment strategies to capitalize on geopolitical trends.

The Fund may invest in both convertible (including synthetic convertible) and non-convertible high yield bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. References in this prospectus to the Fund "investing" in any instrument, security or strategy include direct or indirect investment, including gaining exposure through derivatives, master limited partnerships or other investment companies.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

CALAMOS FAMILY OF FUNDS

Calamos High Income Opportunities Fund

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

PROSPECTUS | February 28, 2025

Calamos High Income Opportunities Fund

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

•  MLP Tax Risk — MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

•  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

•  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

•  Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•  Options Risk — There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

CALAMOS FAMILY OF FUNDS

Calamos High Income Opportunities Fund

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

•  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of Fund distributions.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

PROSPECTUS | February 28, 2025

Calamos High Income Opportunities Fund

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such.

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	10.21	% (6.30.2020)	Lowest Quarterly Return:	-15.13	% (3.31.2020)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS FAMILY OF FUNDS

Calamos High Income Opportunities Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return before taxes		5.31%	3.40%	3.61%	5.36%
Class C	12.21.00
Load Adjusted Return before taxes		6.04%	3.10%	3.35%	5.20%
Class I	3.1.02
Load Adjusted Return before taxes		8.17%	4.16%	4.39%	5.95%
Load Adjusted Return after taxes on distributions*		5.32%	1.83%	2.00%	3.43%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.78%	2.15%	2.27%	3.62%
Bloomberg US Aggregate Bond Index[1]		1.25%	-0.33%	1.35%	3.37%
Bloomberg US Corporate High Yield 2% Issuer Capped Index		8.19%	4.20%	5.16%	7.31%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	8 years	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	21 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	11 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	10 years	SVP, Sr. Co-Portfolio Manager
Chuck Carmody	9 years	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

PROSPECTUS | February 28, 2025

Calamos Short-Term Bond Fund

Investment Objective

Calamos Short-Term Bond Fund's investment objective is a high level of current income consistent with preservation of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS I
Management Fee	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.63%	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	288	422	568	994
Class I	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

CALAMOS FAMILY OF FUNDS

Calamos Short-Term Bond Fund

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed debt securities (including TBAs); corporate debt securities, repurchase agreements, convertible securities, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations). The Fund intends to utilize Treasury futures for duration management purposes without limitation. The Fund's 80% policy may be changed upon at least 60 days' written notice to shareholders.

The Fund will invest primarily in investment grade debt securities (those rated BBB or higher by S&P, or Baa or higher by Moody's), which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the investment grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs). In addition, the Fund may invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or "junk" bonds, which include bonds, bank loans and preferred securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C.

Duration is a measure of the price sensitivity of a debt security to a change in interest rates. For example, the price of a bond with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a bond with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. The convertible securities in which the Fund may invest consist of bonds, structured notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares. Structured notes are fixed-income debentures linked to equity and the structured notes invested in by the Fund will not be customized for the Fund. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. The bonds, structured notes and debentures may be rated investment grade or below, may be issued by corporates, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Convertible securities may offer higher income than the shares into which they are convertible. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying shares or sell it to a third party. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price), into the issuer's common stock.

Certain convertible debt securities include a "put option" which entitles the Fund to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely many convertible securities are issued with a "call" feature that allows the security's issuers to choose when to redeem the security.

The debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets such as car loans or aviation financing.

The investment adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The investment adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market. As part of its security strategy, the investment adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively

PROSPECTUS | February 28, 2025

Calamos Short-Term Bond Fund

impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The investment adviser will sell a security if it becomes concerned about its credit risk, is forced by market factors to raise money, or an attractive replacement is available.

Pending investment or re-investment or, at any time, for temporary defensive purposes, the Fund may hold up to 100% of its net assets in cash, money market funds and cash equivalent securities. The Fund may invest up to 20% of its net assets in non-U.S. debt securities, including non-dollar denominated debt securities and emerging markets securities.

The Fund may use derivative instruments such as futures, options, forwards, swaps (including currency swaps, interest rate swaps, credit default swaps, credit default index swaps, and total return swaps), and equity-linked structured notes for risk management purposes or as part of the Fund's investment strategies. The Fund may also invest in ETFs.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The Fund may invest in futures for purposes of managing duration. Futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures may lengthen portfolio duration by approximately the same amount as would holding an equivalent amount

CALAMOS FAMILY OF FUNDS

Calamos Short-Term Bond Fund

of the underlying securities. Short futures, in general, have durations roughly equal to the negative duration of the securities that underlie these positions and generally have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Large Shareholder Risk — From time to time, shareholders of the Fund (which may include other Calamos funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the Fund's performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.

•  Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•  Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences

PROSPECTUS | February 28, 2025

Calamos Short-Term Bond Fund

between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CALAMOS FAMILY OF FUNDS

Calamos Short-Term Bond Fund

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	3.16	% (6.30.2020)	Lowest Quarterly Return:	-2.42	% (3.31.2022)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS | February 28, 2025

Calamos Short-Term Bond Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	9.18.18
Load Adjusted Return before taxes		2.27%	1.57%	2.06%
Class I	9.18.18
Load Adjusted Return before taxes		4.91%	2.24%	2.67%
Load Adjusted Return after taxes on distributions*		3.01%	0.82%	1.25%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		2.88%	1.11%	1.44%
Bloomberg US Aggregate Bond Index[1]		1.25%	-0.33%	1.37%
Bloomberg 1-3 Year Government/Credit Index		4.36%	1.58%	2.09%
Bloomberg US 1-3 Year Credit Index		5.11%	2.04%	2.58%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg 1-3 Year Government/Credit Index and Bloomberg U.S. 1-3 Year Credit Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg US 1-3 Year Credit Index shows how the Fund's performance compares to an index of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
R. Matthew Freund	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Chuck Carmody	since Fund's inception	SVP, Co-Portfolio Manager
John Saf	since Fund's inception	VP, Co-Portfolio Manager
Christian Brobst	4 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 127 of the prospectus.

CALAMOS FAMILY OF FUNDS

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA
Class I: $1,000,000
Class R6: None

Minimum Additional Investment

Classes A and C: $50
Classes I and R6: None

Buying and Redeeming Class R6 Shares

Class R6 shares are available to employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. You may purchase Class R6 shares from your benefit plan record-keeper or financial intermediary or directly from the Calamos Family of Funds through the Funds' transfer agent. The purchase and redemption options identified in this prospectus are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund's transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
Phone: 800.582.6959

Transaction Policies

The Funds' shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary, depending on how the shares are held. Orders to buy and redeem shares are processed at the next net asset value (share price or "NAV") to be calculated only on days when the New York Stock Exchange is open for regular trading, except as otherwise provided herein (see the "Transaction Information — Share Price" section below for more information).

Class I and Class R6 may not be available for purchase directly from the Funds. Please contact us at 800.582.6959 to inquire further about such availability.

Tax Information

The Funds' distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Any distributions from a retirement account or 401(k) plan may be taxed as ordinary income when withdrawn from such account or plan. Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans.

PROSPECTUS | February 28, 2025

Other Important Information Regarding Fund Shares

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Transferring Shares to Another Financial Intermediary

You may transfer existing shares of the Calamos Funds from one financial intermediary to another financial intermediary provided that the receiving financial intermediary has entered into an agreement with the Funds' Distributor. Certain shareholder services may not be available for the transferred shares and all future trading of these shares must be coordinated by the receiving firm. Before requesting a transfer of shares, existing shareholders should first contact the receiving financial intermediary to determine which share classes are available at that financial intermediary and what services are available to any transferred shares.

If you hold shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

What are the investment objectives and principal strategies common to the Funds?

As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company's earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company's stock is valued relative to what the Fund's investment adviser considers to be the company's worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock's price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a "bottom-up approach") and quantitative research.

When buying and selling fixed-income securities, the investment adviser's analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.  Evaluating the default risk of the convertible security using traditional credit analysis;

2.  Analyzing the convertible security's underlying common stock to determine its capital appreciation potential;

3.  Assessing the convertible security's risk/return potential; and

4.  Evaluating the convertible security's impact on the Fund's overall composition and diversification strategy.

For certain Funds, the investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer's financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds' respective investment objectives, the Funds' investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund's objectives.

The investment objective of each Fund other than Calamos Merger Arbitrage Fund and Calamos International Small Cap Growth Fund may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives of Calamos Merger Arbitrage Fund and Calamos International Small Cap Growth Fund are non-fundamental and may be changed by a vote of the Fund's Board, without shareholder approval. There can be no assurance that a Fund will achieve its investment objectives.

Calamos Global Convertible Fund

Although the Fund does not have as its investment objective sustainable investments, the investment adviser takes ESG factors into account in making investment decisions by employing an integrated, ESG screening process. As part of this process, Calamos Advisors reviews the ESG ratings or scores from its third-party vendors to assess sustainability factors, such as the performance of the relevant companies with reference to ESG aspects (with a focus on greenhouse gas emissions). The investment adviser defines sustainability as the ability to leverage the ESG factors of business practices seeking to generate

PROSPECTUS | February 28, 2025

Additional Information About Investment Strategies and Related Risks

opportunities and mitigate risks that can contribute to the long-term performance of issuers. ESG rating changes inform the investment adviser to ESG changes in the Fund's current holdings. If the investment adviser determines that certain ESG ratings or scores are material, it could influence any related investment decision.

Principal Risks of Investing in a Fund

This prospectus describes the risks you may face as an investor in the CALAMOS FAMILY OF FUNDS. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily invest for defensive purposes. If a Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to a Fund and its shareholders. Cyber- attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Funds or the Funds' investment adviser, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Funds or the companies in which the Funds invest, causing the Funds' investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Inflation Risk. The risk that the value of assets or income from a Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates is considered inflation risk. As inflation increases, the value of a Fund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and a Fund's investments may not keep pace with inflation, which may result in losses to the Fund's investors or adversely affect the value of shareholders' investments in the Fund.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether CALAMOS ADVISORS is able to choose suitable investments for each Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds' investment adviser, CALAMOS ADVISORS, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced increased periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars (including Russia's military invasion of the Ukraine), terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant

CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

The UK left the EU on January 31, 2020 (commonly known as "Brexit") and entered into an 11-month transition period during which the UK remained part of the EU single market and customs union. The transition period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new Trade and Cooperation Agreement. This agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as before, including in relation to financial services. Consequently, uncertainty remains in certain areas regarding the future UK-EU relationship.

From January 1, 2021, EU laws ceased to apply in the UK, with many being assimilated into UK law until repealed, replaced, or amended. The UK government has enacted legislation to make substantial amendments to these laws, creating unpredictable consequences for financial markets and investments. Brexit could significantly impact the UK, European, and global macroeconomic conditions, leading to prolonged political, legal, regulatory, tax, and economic uncertainty. This uncertainty may affect opportunities, pricing, availability, and cost of financing, regulation, values, or exit opportunities of companies or assets based in, doing business with, or having significant relationships in the UK or EU.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

PROSPECTUS | February 28, 2025

Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

RISKS	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/ SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND
American Depositary Receipts Risk		●	●	●		●	●	●	●	●
Call Risk				●
Cash Holdings Risk			●				●	●
Convertible Hedging Risk	●			●
Convertible Securities Risk	●	●		●	●	●				●
Correlation Risk		●
Covered Call Writing Risk	●	●		●
Currency Risk		●	●	●		●
Debt Securities Risk	●	●		●	●	●				●
Derivatives Risk	●	●	●	●		●
Emerging Markets Risk			●	●		●
Equity Securities Risk	●	●	●	●	●	●	●	●	●	●	●
Focused Investing Risk				●
Foreign Securities Risk	●	●	●	●	●	●	●	●	●	●	●
Forward Foreign Currency Contract Risk		●	●		●	●			●	●
Futures and Forward Contracts Risk		●	●			●					●
Geographic Concentration Risk			●			●
Growth Stock Risk							●	●	●	●
Hedging Transaction Risk				●
High Yield Fixed-Income Securities (Junk Bond) Risk	●			●	●	●				●
Lack of Correlation Risk; Hedging Risk				●
Large-Capitalization Investing Risk
Large Shareholder Risk
Leveraging Risk			●
Liquidity Risk	●		●	●	●		●	●		●
Merger and Other Arbitrage Transactions Risk				●
Mid-Sized Company Risk	●		●	●	●			●	●	●
MLP Risk				●							●
Mortgage-Related and Other Asset-Backed Securities Risk
Non-diversified Fund Risk				●
Non-U.S. Government Obligations Risk
Options Risk	●	●	●	●	●	●			●	●	●
Other Investment Companies (including ETFs) Risk	●	●	●	●
Portfolio Selection Risk	●	●	●	●	●	●	●	●	●	●	●

CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

RISKS	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/ SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND
Portfolio Turnover Risk	●	●	●	●		●	●	●
REITs Risk
RIC Qualification Risk											●
Rule 144A Securities Risk	●	●		●	●	●				●	●
Sector Risk	●	●	●	●	●	●	●	●	●	●	●
Securities Lending Risk	●	●	●		●	●			●	●	●
Short Sale Risk	●	●	●	●
Small Company Risk	●		●	●	●		●	●		●
Special Purpose Acquisition Companies Risk	●			●
Special Situations or Event-Driven Risk				●
Sustainability (ESG) Policy Risk
Synthetic Convertible Instruments Risk	●			●	●	●				●
Tax Risk	●	●		●	●	●				●	●
Total Return Swap Risk	●			●
U.S. Government Security Risk				●
Value Stock Risk
Warrants Risk				●

PROSPECTUS | February 28, 2025

Additional Information About Investment Strategies and Related Risks

RISKS	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT- TERM BOND FUND
American Depositary Receipts Risk	●	●	●	●	●	●
Call Risk
Cash Holdings Risk									●
Convertible Hedging Risk
Convertible Securities Risk			●		●		●	●	●
Correlation Risk
Covered Call Writing Risk
Currency Risk						●			●
Debt Securities Risk			●		●		●	●	●
Derivatives Risk							●	●	●
Emerging Markets Risk		●	●	●	●	●		●	●
Equity Securities Risk	●	●	●	●	●	●		●
Focused Investing Risk
Foreign Securities Risk	●	●	●	●	●	●	●	●	●
Forward Foreign Currency Contract Risk		●	●	●		●
Futures and Forward Contracts Risk							●	●
Geographic Concentration Risk
Growth Stock Risk		●	●	●	●	●
Hedging Transaction Risk
High Yield Fixed-Income Securities (Junk Bond) Risk			●		●		●	●	●
Lack of Correlation Risk; Hedging Risk
Large-Capitalization Investing Risk
Large Shareholder Risk									●
Leveraging Risk
Liquidity Risk					●
Merger and Other Arbitrage Transactions Risk
Mid-Sized Company Risk	●	●		●	●
MLP Risk							●	●
Mortgage-Related and Other Asset-Backed Securities Risk							●	●	●
Non-diversified Fund Risk
Non-U.S. Government Obligations Risk							●		●
Options Risk	●				●	●	●	●	●
Other Investment Companies (including ETFs) Risk							●	●	●
Portfolio Selection Risk	●	●	●	●	●	●	●	●	●
Portfolio Turnover Risk		●	●
REITs Risk
RIC Qualification Risk								●
Rule 144A Securities Risk					●		●	●	●
Sector Risk	●	●	●	●	●	●
Securities Lending Risk	●	●	●	●	●	●	●	●	●
Short Sale Risk
Small Company Risk	●	●		●	●	●
Special Purpose Acquisition Companies Risk
Special Situations or Event-Driven Risk
Sustainability (ESG) Policy Risk						●

CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

RISKS	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT- TERM BOND FUND
Synthetic Convertible Instruments Risk			●		●		●	●
Tax Risk					●		●	●
Total Return Swap Risk							●
U.S. Government Security Risk							●	●	●
Value Stock Risk	●			●
Warrants Risk

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Call Risk. A fixed-income security may be redeemed before maturity ("called") below its current market price, and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Convertible Hedging Risk. If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund's increased liability on any outstanding short position would, in whole or in part, reduce this gain.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." A convertible security's investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, a convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security's conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Correlation Risk. The effectiveness of a Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

Covered Call Writing Risk. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

PROSPECTUS | February 28, 2025

Additional Information About Investment Strategies and Related Risks

Currency Risk. To the extent that a Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

Interest Rate Risk. Interest rate risk is the risk that a Fund's investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates. In addition, a Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund's net asset value to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund's return.

Credit Risk. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If a Fund holds securities that have been downgraded, or that default on payment, such Fund's performance could be negatively affected.

Default Risk. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify a Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent a Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to a Fund.

The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the

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Additional Information About Investment Strategies and Related Risks

developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk. Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Focused Investing Risk. To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. The Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of a Fund's holdings. A Fund's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party in the transaction will default on its contractual obligations, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price.

Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom a Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Geographic Concentration Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent a Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

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Additional Information About Investment Strategies and Related Risks

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Hedging Transaction Risk. The success of the Fund's hedging strategies will be subject to Calamos Advisors' ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund's hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions Calamos Advisors anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause a Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Large Shareholder Risk. From time to time, shareholders of the Fund (which may include other Calamos funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the Fund's performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.

Leveraging Risk. Leverage is the potential for the Fund to participate in gains and losses on an amount that exceeds the Fund's investment. Leveraging risk is the risk that certain transactions of the Fund may cause the Fund to be more volatile and experience greater losses than if it had not been leveraged. A Fund's use of short sales and investments in derivatives subject the Fund to leveraging risk.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Merger and Other Arbitrage Transactions Risk. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Fund. Every merger transaction is subject to unique risks. The risks of investing in securities related to a merger or acquisition transaction include the risk that the transaction is renegotiated, the risk that the transaction takes longer to complete than originally planned, and the risk that the transaction is never completed. These risks may occur for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from the applicable state, federal or international regulatory

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Additional Information About Investment Strategies and Related Risks

agencies, or the failure of shareholders of the party companies to approve the transaction. These risks could cause the Fund to incur a loss

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

MLP Risk. Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

MLP Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

Equity Securities of MLPs Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Mortgage-related and Other Asset-backed Securities Risk. In addition to general fixed-income instrument risks, mortgage- related and asset-backed securities are subject to extension risk and prepayment risk.

Extension Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Non-diversified Fund Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a smaller number of investments than a diversified fund. Therefore, the Fund may be subject to increased risk as a result of changes in the financial condition or the market's assessment of such investments.

Non-U.S. Government Obligation Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal

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Additional Information About Investment Strategies and Related Risks

or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund's ability to utilize options successfully will depend on CALAMOS ADVISORS' ability to predict pertinent market movements, which cannot be assured.

A Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CALAMOS ADVISORS must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

A Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose a Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, a Fund may be exposed to a risk that losses may exceed the amount originally invested.

Other Investment Companies (including ETFs) Risk. A Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at

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Additional Information About Investment Strategies and Related Risks

lower capital gains rates) and may adversely impact a Fund's performance. It is possible that a Fund engaging in active and frequent trading may be required to make significant distributions derived from taxable gains, regardless of the Fund's net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund's performance and lower the Fund's effective return for investors.

REITs Risk. Investments in the real estate industry, including real estate investment trusts (REITs), are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. Although interest rates have significantly increased since 2022, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical orrelations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt, and other debt instruments). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

RIC Qualification Risk. To qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships.

If the Fund's MLP investments exceed this 25% limitation then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of Fund distributions.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund's assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Sector Risk. To the extent a Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that a Fund may underperform the broader market, or experience greater volatility.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the

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Additional Information About Investment Strategies and Related Risks

securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies ("SPACs") or similar special purpose entities. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

Special Situations or Event-Driven Risk. The Fund may seek to benefit from special situations or events, such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other events expected to affect a particular issuer. Investing in such special situations or events carries the risk that certain of such situations or events may not happen as anticipated, may involve a longer time frame than originally contemplated, or the market may react differently than expected to such situations or events. The securities of companies involved in special situations or events may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations or events carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Sustainability (ESG) Policy Risk. A Fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Calamos Advisors social and environmental standards may affect a Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of a Fund — positively or negatively — depending on whether such investments are in or out of favor. Additionally, it may be difficult in certain instances for Calamos Advisors to correctly evaluate an issuer's commitment to ESG practices, and a failure to do so may result in investment issuers with practices that are not consistent with a Fund's aspirations. In executing a Fund's investment strategy Calamos Advisors will rely on ESG related data provided by third parties. There is no assurance that ESG data sources will always be available.

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Additional Information About Investment Strategies and Related Risks

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such.

Total Return Swap Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Security Risk. Some securities issued by U.S. Government agencies or government sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Value Stock Risk. Value stocks involve the risk that they may never reach what CALAMOS ADVISORS believes is their full market value, either because the market failed to recognize the stocks' intrinsic worth or CALAMOS ADVISORS misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Warrants Risk. The Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Portfolio Security Holdings Disclosure

A description of the Funds' policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the Funds' statement of additional information, which can be obtained on CALAMOS ADVISORS' website at www.calamos.com.

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Fund Facts

Who manages the Funds?

The Funds are advised by CALAMOS ADVISORS LLC ("Calamos Advisors" or the "Adviser"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of CALAMOS INVESTMENTS LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). CALAMOS ASSET MANAGEMENT, INC. ("CAM") is the sole manager of CILLC. As of December 31, 2024, approximately 22.2% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 77.8% of CILLC was owned by CALAMOS PARTNERS LLC ("CPL") and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and CALAMOS FAMILY PARTNERS, INC. ("CFP"). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CALAMOS ADVISORS a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2024 in the following amounts as a percentage of their average net assets:

FUND	FISCAL YEAR ENDED OCTOBER 31, 2024
Calamos Market Neutral Income Fund	0.66%
Calamos Hedged Equity Fund	0.74%
Calamos Phineus Long/Short Fund	1.22%
Calamos Merger Arbitrage Fund	1.00%
Calamos Convertible Fund	0.73%
Calamos Global Convertible Fund	0.85%
Calamos Timpani Small Cap Growth Fund	0.90%
Calamos Timpani SMID Growth Fund	0.95%
Calamos Growth Fund	0.90%
Calamos Growth and Income Fund	0.68%
Calamos Dividend Growth Fund	1.00%
Calamos Select Fund	1.00%
Calamos International Growth Fund[1]	0.90%
Calamos Evolving World Growth Fund	1.10%
Calamos Global Equity Fund[1]	0.93%
Calamos Global Opportunities Fund	1.00%
Calamos International Small Cap Growth Fund	0.95%
Calamos Total Return Bond Fund	0.45%
Calamos High Income Opportunities Fund	0.60%
Calamos Short-Term Bond Fund	0.30%

1  Amount includes performance adjustment.

For the International Growth Fund and the Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), and 0.80% on average daily net assets in excess of $6 billion.

For the International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets over the performance measurement period for each full

CALAMOS FAMILY OF FUNDS

Fund Facts

1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For the Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis.

The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund's average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund's NAV per Class A share to the performance of its respective Index over the performance measurement period. The performance measurement period for the International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for the Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and includes the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund's Class A shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period increased by one month, and thereafter the performance measurement period became the trailing 36 months.

Because the performance adjustment is tied to the Fund's performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to CALAMOS ADVISORS even if the Fund's shares lose value during the performance measurement period and could decrease that fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

When a fund in the Calamos Family of Funds (an "Acquiring Fund") invests in shares of another fund in the Calamos Family of Funds (an "Acquired Fund"), the portion of the Acquiring Fund's advisory fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Market Neutral Income Fund, Convertible Fund, Growth Fund, and Growth and Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class C shares, and 1.50% for Class I shares. CALAMOS ADVISORS has contractually agreed to limit Market Neutral Income Fund and Growth and Income Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.50% less each Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitation agreements, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Global Opportunities Fund, as a percentage of the average net assets of the particular class of shares, to 1.22% for Class A shares, 1.97% for Class C shares, and 0.97% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This

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Fund Facts

expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Evolving World Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.30% for Class A shares, 2.05% for Class C shares, and 1.05% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Hedged Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Phineus Long/Short Fund, as a percentage of the average net assets of the particular class of shares to 2.00% for Class A shares, 2.75% for Class C shares, and 1.75% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Merger Arbitrage Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through October 31, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Global Convertible Fund and Dividend Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Timpani Small Cap Growth Fund as a percentage of the average net assets of the particular class of shares to 1.30% for Class A shares, 2.05% for Class C shares, and 1.05% for Class I shares. CALAMOS ADVISORS has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.05% less the Fund's annual sub-transfer agency ratio (the aggregate sub- transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of the expense limitation agreement, operating expenses do not include taxes,interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This

CALAMOS FAMILY OF FUNDS

Fund Facts

expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Timpani SMID Growth Fund as a percentage of the average net assets of the particular class of shares to 1.35% for Class A shares and 1.10% for Class I shares. CALAMOS ADVISORS has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of the expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Select Fund, as a percentage of the average net assets of the particular class of shares, to 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the International Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class I shares and 0.95% less the annual sub-transfer agency ratio for the Fund (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes) for Class R6 shares, provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares and 1.05% less the annual sub-transfer agency ratio for Class R6 shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Global Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Class I shares, and 1.15% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes) for Class R6 shares, provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.25% less the annual sub-transfer agency ratio for Class R6 shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the International Small Cap Growth Fund as a percentage of the average net assets of the particular class of shares to 1.35% for Class A shares, 2.10% for

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Fund Facts

Class C shares, and 1.10% for Class I shares. CALAMOS ADVISORS has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of the expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class C shares, and 0.65% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the High Income Opportunities Fund, as a percentage of the average net assets of the particular class of shares, to 1.00% for Class A shares, 1.75% for Class C shares, and 0.75% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Short-Term Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.65% for Class A shares and 0.40% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2026. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

At a meeting held on June 27, 2024, the board of trustees unanimously approved the renewal of the management agreement for each Fund other than Merger Arbitrage Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds is available in a Fund's Form N-CSR filing for the fiscal year ended October 31, 2024.

At a meeting held on September 26, 2023, the board of trustees unanimously approved the management agreement for the Merger Arbitrage Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Fund is included in the Funds' annual report to shareholders for the fiscal year ended October 31, 2023.

Portfolio Managers

John P. Calamos, Sr. John P. Calamos, Sr. serves as President and Trustee of the Calamos Investment Trust ("Trust") and for CALAMOS ADVISORS: Founder, Chairman and Global Chief Investment Officer ("Global CIO") since August 2016; Chairman and Global CIO from April to August 2016; Chairman, Chief Executive Officer and Global Co-CIO between April 2013 and April 2016; Chief Executive Officer and Global Co-CIO between August 2012 and April 2013; and Chief Executive Officer and Co-CIO prior thereto.

CALAMOS FAMILY OF FUNDS

Fund Facts

Christian Brobst. Christian Brobst joined CALAMOS ADVISORS in 2017 and since July 2018 is a Co-Portfolio Manager. From 2017 to July 2018, he was a Portfolio Specialist. Previously, he was Senior Vice President at CU Capital Market Solutions.

Chuck Carmody. Chuck Carmody joined CALAMOS ADVISORS in 2004 and since February 2016 is a Co-Portfolio Manager, as well as a Senior Fixed Income Trader. From January 2010 to February 2016 he was a Senior Trader.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since February 2021 has been a Senior Co-Portfolio Manager. From March 2013 to February 2021, he was a Co-Portfolio Manager and from March 2005 to March 2013, he was a senior strategy analyst.

Dino Dussias. Dino Dussias joined CALAMOS ADVISORS in October 1995 and since February 2023 has been an Associate Portfolio Manager. From May 1997 to August 2013, he served in various analyst roles. He served as Sector Head — Industrials from August 2013 to August 2015, Sector Head from September 2015 to December 2017, and Sector Head-US Industrials/Utilities from December 2017 to January 2023.

R. Matthew Freund. R. Matthew Freund joined CALAMOS ADVISORS in November 2016 as a Co-CIO, Head of Fixed Income Strategies, as well as a Senior Co-Portfolio Manager. Previously, he was SVP of Investment Portfolio Management and Chief Investment Officer at USAA Investments since 2010.

Michael Grant. Michael Grant joined CALAMOS ADVISORS in September 2015 and since January 2018 is a Co-CIO, Head of Long/ Short Strategies and Growth Strategies, as well as a Senior Co-Portfolio Manager. From 2015 to January 2018, he was a Global Economist — Long/Short Strategies. Previously, he was Founder, CIO, and Portfolio Manager at Phineus Partners LP since 2002.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 and has been a Senior Co-Portfolio manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 2002 and since September 2015 is a Co-CIO, Head of Multi-Asset Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager. From March 2013 to September 2015 he was a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jake Hyatt. Jake Hyatt joined CALAMOS ADVISORS in November 2018 and has served as Associate Portfolio Manager since February 2025. Previously, he served as Senior Strategy Analyst from February 2023 through January 2025. Before that, he served as Strategy Analyst from April 2022 through January 2023. He was a Research Analyst from February 2022 through March 2022 and Research Associate from November 2018 through January 2022.

Michael Kassab. Michael Kassab joined CALAMOS ADVISORS in 2014 and has served as Chief Market Strategiest and Co-Portfolio Manager since February 2025. Previously, he served as Chief Market Strategist and Associate Portfolio Manager from February 2020 through January 2025. From June 2019 to January 2020 he was Chief Market Strategist. From September 2014 to May 2019 he was the Vice President and Chief Investment Officer, Wealth Management Strategies.

Brandon Nelson. Brandon Nelson joined CALAMOS ADVISORS on May 31, 2019 as a Senior Portfolio Manager. Previously, he was President, Chief Investment Officer and a director of Timpani Capital Management, LLC since 2008.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-CIO, Head of International and Global Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between August 2013 and September 2015 he was a Co-Portfolio Manager, Co-Head of Research. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

David O'Donohue. David O'Donohue joined CALAMOS ADVISORS in August 2014 and has been a Senior Co-Portfolio Manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

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Fund Facts

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Kyle Ruge. Kyle Ruge joined CALAMOS ADVISORS in September 2006 and since February 2025 has been a Co-Portfolio Manager. Previously, from January 2022 through January 2025, he was an Associate Portfolio Manager. From September 2015 to December 2021, he was a Senior Strategy Analyst. From September 2006 to September 2015 he was a Research Analyst.

Paul Ryndak. Paul Ryndak joined CALAMOS ADVISORS in September 2013 and since February 2025 has been a Co-Portfolio Manager. Previously, he was an Associate Portfolio Manager from January 2022 through January 2025. From February 2018 to December 2021, he was Head of International Research. From September 2013 to February 2018, he was Sector Head — International Cyclicals. Previously, he was a Research Analyst at Calamos Advisors from April 2002 to May 2012.

John Saf. John Saf joined CALAMOS ADVISORS in 2017 as a Co-Portfolio Manager. Previously, he was managing director and portfolio manager at Oppenheimer Investment Management since 2006.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Senior Co-Portfolio Manager since September 2015. Previously, he was a Co-Portfolio Manager from August 2013 to September 2015; prior thereto he was a Co-Head of Research and Investments from July 2010 to August 2013.

Anthony Vecchiolla. Anthony Vecchiolla joined CALAMOS ADVISORS in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Joe Wysocki. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and since February 2021 is a Senior Co-Portfolio Manager. Previously, he was a Co-Portfolio Manager from March 2015 to February 2021; a sector head from March 2014 to March 2015; a Co-Portfolio Manager from March 2013 to March 2014; and a senior strategy analyst from February 2007 and March 2013.

Jimmy Young. Jimmy Young joined CALAMOS ADVISORS in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

The Funds' statement of additional information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

For all Funds, Except Growth Fund:

Team Approach to Management. CALAMOS ADVISORS employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of CALAMOS ADVISORS' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

CALAMOS FAMILY OF FUNDS

Fund Facts

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

John P. Calamos, Sr., Founder, Chairman and Global CIO, is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. R. Matthew Freund, Michael Grant, Jason Hill, John Hillenbrand, Nick Niziolek, Eli Pars, Dennis Cogan, Brandon Nelson, David O'Donohue, Jon Vacko, and Joe Wysocki, are each Sr. Co-Portfolio Managers; Christian Brobst, Chuck Carmody, Michael Kassab, Kyle Ruge, Paul Ryndak, John Saf, Anthony Vecchiolla, and Jimmy Young are each Co-Portfolio Managers; and Dino Dussias and Jake Hyatt are each Associate Portfolio Managers for the Funds for which each has been so designated. Sr. Co- Portfolio Managers, Co-Portfolio Managers, and Associate Portfolio Managers are collectively referred to within this registration statement as "Portfolio Managers".

For Growth Fund only:

John P. Calamos, Sr., R. Matthew Freund, and Michael Grant are the lead portfolio managers for the Fund. As lead portfolio managers, Messrs. Calamos, Freund, and Grant have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio's eligible investment universe and reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. Messrs. Calamos, Freund, and Grant also have access to members of the investment team, each of whom may be at certain times, at the discretion of the lead portfolio managers, allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction.

What classes of shares do the Funds offer?

This prospectus offers four classes of shares: Class A, Class C, Class I and Class R6 shares. (All of the Funds, except Short-Term Bond Fund and Timpani SMID Growth Fund, offer Class A, Class C and Class I shares. Short-Term Bond Fund offers Class A and Class I shares only. Timpani SMID Growth Fund offers Class A, Class I and Class R6 shares only. Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund and International Small Cap Growth Fund are the only Funds that offer Class R6 shares.) The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class C, Class I and Class R6 shares lie primarily in their initial and contingent deferred sales charge structures and their distribution and service fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class C shares generally bear a contingent deferred sales charge at the time of redemption. Class A and Class C shares bear distribution and/or service fees. Class I and Class R6 shares do not bear distribution or service fees.

Pursuant to the Reorganization of the Predecessor Fund into the Timpani Small Cap Growth Fund, Class Y shareholders of the Predecessor Fund received Class A shares, and Service Class and Institutional Class shareholders of the Predecessor Fund received Class I shares. The sales load, initial investment and additional investment minimums are waived for Class Y shareholders of the Predecessor Fund who received Class A shares as part of the Reorganization. The Class I eligibility

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Fund Facts

requirements and initial investment minimum are waived for Service Class and Institutional Class shareholders of the Predecessor Fund.

Please see the "How Can I Buy Shares — By Exchange" section of the prospectus for a discussion of the exchange features of each Fund's share classes.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying the purchase for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

The sales charge and contingent deferred sales charge waiver categories described below may not apply to customers purchasing shares of the Funds through any of the financial intermediaries specified in the Appendix to this prospectus. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

The Funds do not provide separate information regarding sale charge discounts on their website, however information regarding sale charge discounts is included the Funds' prospectus, which can be obtained on CALAMOS ADVISORS' website at www.calamos.com.

CALAMOS FAMILY OF FUNDS

Fund Facts

Class A Shares

For each Fund, the offering price for Class A shares is the NAV per share plus an initial sales charge rounded to the nearest whole cent. Due to rounding, the actual sales charge may be more or less than the percentage shown. For each Fund, except Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, the maximum sales charge is 4.75% of the offering price. For Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, the maximum sales charge is 2.25% of the offering price. For Market Neutral Income Fund and Merger Arbitrage Fund, the maximum sales charge is 2.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
EACH FUND (OTHER THAN MARKET NEUTRAL INCOME FUND, MERGER ARBITRAGE FUND, CONVERTIBLE FUND, GLOBAL CONVERTIBLE FUND, TOTAL RETURN BOND FUND, HIGH INCOME OPPORTUNITIES FUND, AND SHORT-TERM BOND FUND)	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None
CONVERTIBLE FUND, GLOBAL CONVERTIBLE FUND, TOTAL RETURN BOND FUND, HIGH INCOME OPPORTUNITIES FUND, AND SHORT-TERM BOND FUND	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $100,000	2.30%	2.25%
$100,000 but less than $250,000	1.78	1.75
$250,000 or more*	None	None
MARKET NEUTRAL INCOME FUND AND MERGER ARBITRAGE FUND	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	2.83%	2.75%
$50,000 but less than $100,000	2.30	2.25
$100,000 but less than $250,000	1.78	1.75
$250,000 or more*	None	None

* Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See "Distribution and service (Rule 12b-1) plan" for more information about distribution fees.

How can I reduce sales charges for Class A purchases?

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation

You may combine the value, at the current public offering price, of Class A, Class C and Class I shares of any Funds within the CALAMOS FAMILY OF FUNDS already owned and Fidelity Investments Money Market Treasury Portfolio Shares (that were previously acquired by exchange from holdings of other Funds' shares within the CALAMOS FAMILY OF FUNDS — also see additional money

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Fund Facts

market fund details below) with a new purchase of Class A shares of any Fund within the CALAMOS FAMILY OF FUNDS to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Letter of Intent

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent ("LOI"). Under an LOI, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Calamos Funds (as described and calculated under "Rights of Accumulation" as further noted in the Funds' prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor's responsibility to notify the Funds, the Funds' transfer agent and/or their financial advisor of any current holdings in the Calamos Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and CFS reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both this prospectus and the statement of additional information.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Large purchase order

You may purchase a Fund's Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. You may purchase Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund's Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $250,000. For all Funds except Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, shares purchased at NAV in an account with a value of at least $1,000,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. Shares of Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, and High Income Opportunities Fund purchased at NAV in an account with a value of at least $250,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within one year after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. Shares of Short-Term Bond Fund purchased at NAV in an account with a value of at least $250,000 without a sales charge may incur a contingent deferred sales charge of 0.55% if sold within one year after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See "Contingent deferred sales charges" for more information about contingent deferred sales charges.
CALAMOS FAMILY OF FUNDS

Fund Facts

What accounts are eligible for reduced sales charges on Class A shares?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts

For the purpose of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS SHARES. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Who may purchase Class A shares without a sales charge?

Any of the following investors may purchase Class A shares of a Fund at NAV, with no initial sales charge:

(a)  any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b)  any investor buying Class A shares by exchanging Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or Fidelity Investments Money Market Treasury Portfolio Shares, if purchases of those shares have previously incurred a sales charge (see "Money market fund" below);

(c)  any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000, except for purchases by such plans made through brokerage relationships in which sales charges are customarily imposed. For purposes of this waiver, eligible accounts and/or plan types do not include SEP IRAs, SAR-SEPs, SIMPLE IRAs, Keogh plans, or individual participant-level 401(k) and/or 403(b) plans;

(d)  any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e)  any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with CALAMOS ADVISORS or its affiliates;

(f)  some insurance company separate accounts not otherwise restricted by Internal Revenue Code Section 817(h);

(g)  any current or retired trustee of the Trust, or other registered investment company where CALAMOS ADVISORS acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h)  any employee of CALAMOS FINANCIAL SERVICES LLC ("CFS" or the "Distributor"), the Funds' distributor, or its affiliates;

(i)  employees of an entity with a selling group agreement with CFS;

(j)  any member of the immediate family of a person qualifying under (g), (h) or (i) including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships;

(k)  accounts at any intermediary who have entered into an agreement with CFS to offer shares to self-directed accounts; or

(l)  any Class Y shareholders of the Predecessor Fund of Timpani Small Cap Growth Fund that received Class A shares in connection with the Reorganization with the Timpani Small Cap Growth Fund. The initial investment and additional investment minimums are waived for Class Y shareholders of the Predecessor Fund who received Class A shares as part of the Reorganization.

Proceeds of Class A shares redeemed from a Fund within the previous 90 days may be reinvested in Class A shares of that Fund at NAV without a sales charge.

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Fund Facts

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?

The steps to obtain a breakpoint discount depend on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor's responsibility to ensure that you receive discounts for which you are eligible, and the Funds are not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds' transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Funds' statement of additional information, which can be obtained on CALAMOS ADVISORS' website at www.calamos.com.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Conversion to Class I Shares

Certain holders of Class A shares issued by Funds in the CALAMOS FAMILY OF FUNDS may convert their Class A shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares do the Funds offer? — Class I". Any such conversion is subject to the Funds' discretion to accept or reject. Shares still subject to a contingent deferred sales charge are not eligible for such conversions — this includes Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege (or the $250,000 purchase order privilege for Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund). Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares do the Funds offer? — Class I" before any such conversion.

Class C Shares

The offering price for Class C shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. No order for Class C shares of any Fund may exceed $1,000,000. Additionally, no order for Class C shares of Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, and High Income Opportunities Fund may exceed $250,000.

CALAMOS FAMILY OF FUNDS

Fund Facts

Automatic Conversion to Class A Shares

As of March 1, 2021 (the "Effective Date"), Class C shares of the Calamos Funds, including Class C shares purchased prior to the Effective Date, are eligible for conversion to Class A shares of the same Fund approximately eight years after the date of each original purchase. It is the financial intermediary's responsibility to ensure that the shareholder is credited with the proper holding period. Prior to the Effective Date, for shareholders investing in Class C shares through certain financial intermediaries, retirement plans and/or group retirement recordkeeping platforms, omnibus accounts, and in certain other instances, the Fund and its agents may not have been tracking such holding periods, nor currently have the operational and systems capabilities to do so, or they may lack such capabilities entirely, and as such, may not be able to effectively administer this conversion option. Where such limitations exist, the conversion of Class C shares to Class A shares may still occur eight years after the Effective Date, or sooner, provided the shareholder provides documentation to support such a conversion. To determine eligibility for conversions in these circumstances, it is the responsibility of the shareholder and/or their financial advisor to notify the Fund, or the financial intermediary through which the shares are held, that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to provide records that substantiate the holding period of Class C shares. It is the financial intermediary's (and not the Fund's) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

The conversion of Class C shares to Class A shares will be on the basis of the NAV per share, without the imposition of the Class A share sales load or any additional sales loads, fees, or other charges. Class C shares of a Fund acquired through the reinvestment of dividends and/or capital gains distributions will convert to Class A shares of the same Fund on a pro rata basis once automatic conversions commence. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares do the Funds offer? — Class A".

Additionally, certain financial intermediaries may implement a conversion holding period of less than eight years, or have additional or differing eligibility requirements than those described in the prospectus. Any such conversion policy is solely the responsibility of the respective financial intermediary to administer and support. Please consult with the financial intermediary through which you hold Fund shares for further information about any such conversion option. However, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers.

Conversion to Class A Shares

Certain holders of Class C shares issued by Funds in the CALAMOS FAMILY OF FUNDS may be eligible to convert their Class C shares for Class A shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class A sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class A shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares do the Funds offer? — Class A". Any such conversion is subject to the Funds' discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares do the Funds offer? — Class A" before any such conversion.

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Fund Facts

Conversion to Class I Shares

Certain holders of Class C shares issued by Funds in the CALAMOS FAMILY OF FUNDS may be eligible to convert their Class C shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares do the Funds offer? — Class I". Any such conversion is subject to the Funds' discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares do the Funds offer? — Class I" before any such conversion.

Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-advantaged retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, fee-based advisory relationships, and brokerage platforms of firms that have agreements with CALAMOS ADVISORS or its affiliates to offer such shares when acting solely on an agency basis for the purchase or sale of such shares, under certain circumstances. If you transact in Class I shares through a brokerage platform, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of each Fund are available in other share classes that have different fees and expenses.

The minimum initial investment required to purchase each Fund's Class I shares is $1 million. There is no minimum subsequent investment requirement. Each Fund may reduce or waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, and employees of CALAMOS ADVISORS, employees of CFS, or employees of an entity with a selling group arrangement with CFS, and their immediate family members, including a spouse, child, stepchild, parent, stepparents, sibling, grandchild, and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of CALAMOS ADVISORS or an affiliate thereof who acquire shares of a Fund made available through a mutual fund asset allocation program offered by CALAMOS ADVISORS or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of CFS, the Funds' distributor, including waivers or reductions for purchases made through certain registered investment advisers, fee-based advisory relationships, qualified third party platforms, certain tax-advantaged retirement plans (as further defined above), and brokerage platforms (as described above). Certain holders of Class A and Class C shares issued by Funds in the CALAMOS FAMILY OF FUNDS may convert their shares for Class I shares of the same Fund provided that they meet certain conditions set forth in this prospectus. Pursuant to the Reorganization of the Predecessor Fund into the Timpani Small Cap Growth Fund, Service Class and Institutional Class shareholders of the Predecessor Fund received Class I shares in connection with the Reorganization. The Class I eligibility requirements and initial investment minimum are waived for Service Class and Institutional Class shareholders of the Predecessor Fund who received Class I shares as part of the Reorganization.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A and Class C shares.

CALAMOS FAMILY OF FUNDS

Fund Facts

Advisory Programs Eligible for Class I Shares

Class I shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries ("Advisory Programs") may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. If a shareholder that holds Class I shares of a Fund no longer participates in an Advisory Program, the Class I shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Class A shares' Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund, and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class' NAV per share, without the imposition of any sales charge, fee or other charge.

Class R6 Shares

The offering price for Class R6 shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class R6 shares. There is no minimum initial investment nor minimum subsequent investment requirement for Class R6 shares. Class R6 shares are available for use by employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. Eligible employer-sponsored retirement and benefit plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan's broker, dealer or other financial intermediary ("financial intermediary") has an agreement with the Fund's Distributor or the Adviser to utilize Class R6 shares in certain investment products or programs ("specified benefit plans"). Additionally, at the Funds' sole discretion, Class R6 shares may be available to banks, trust institutions or trust companies ("banks and trust companies") investing on behalf of their customers through omnibus accounts identifiable on the books of the Funds' transfer agent as belonging to such bank or trust company. Class R6 shares are not available to retail or institutional investors that are not specified benefit plans (or certain banks and trust companies). Specifically, Class R6 shares are not available to Traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual participant-level 403(b) plans or 529 portfolios. Certain financial intermediaries may not presently possess the operational and/or systems capabilities to restrict or otherwise limit purchases to those client or account types as defined above, such that accounts may exist in Class R6 Shares outside of the prospectus-defined account types and/or outside of specified benefit plans. The existence of any such accounts is not an indication of the Funds' prior knowledge and/or further consent to such accounts, as the Funds' ability to monitor for and potentially restrict any such accounts may be hampered by a financial intermediary's use of omnibus accounts to trade the Calamos Funds.

Reduced sales charges available through certain financial intermediaries

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class. In all instances, it is your responsibility to notify your financial intermediary of any relationship or other facts that may qualify your investment for sales charge reductions or waivers and other features of the class. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

Share Class Conversions

As deemed appropriate and if found to be in the best interest of the shareholders affected, the Funds may make available other share class conversion options, other than those specifically disclosed in this prospectus, at their sole discretion. Holders of a certain share class issued by Funds in the CALAMOS FAMILY OF FUNDS may be eligible to convert their shares for another share class of the same Fund provided that they: (1) hold their shares through an institution that has a valid sales agreement, for the share classes involved, with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in the share classes involved through their financial intermediary in accordance with the criteria set forth in this prospectus. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the

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Fund Facts

recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Shareholders should contact their financial intermediary for information on share class availability, and should read and consider the corresponding prospectus before any such conversion.

Money market fund

If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Investments Money Market Treasury Portfolio ("Fidelity Treasury Shares"). Class A, Class C and Class I shares of the Funds may be exchanged for Class III, Class IV and Class I Fidelity Treasury Shares, respectively. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares.

Fidelity Treasury Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Treasury Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Treasury Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Treasury Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Treasury Shares carefully.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Funds. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Closed Fund Policies

For any Fund subject to a purchase restriction or limitation, each such Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, each Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

Contingent deferred sales charges

Any contingent deferred sales charge on redemptions of Class A or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the statement of additional information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?

The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge might consider Class C shares. For more information about the share classes available, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Funds?

The minimum initial investment for Class A shares and Class C shares of each Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment for Class A shares and Class C shares is $500 per Fund account. The minimum subsequent investment for Class A shares and Class C shares of any Fund is $50 per Fund account. The minimum initial investment for Class I shares is $1,000,000 per Fund account, with no minimum subsequent investment amount. There is no minimum initial or subsequent investment amount for Class R6 shares.

Each Fund may waive or reduce the minimum initial or subsequent investment requirement at its sole discretion, including, but not limited to, waivers or reductions for purchases made through any omnibus account or fee-based program of any financial intermediary with whom CALAMOS ADVISORS has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. There is no minimum initial or subsequent investment amount for Class R6 shares for participants in employer-sponsored retirement and benefit plans.

CALAMOS FAMILY OF FUNDS

Fund Facts

Additionally, investments in Class A shares of a Fund by former Class R shareholders of the same Fund (where Class A shares were acquired due to the conversion from Class R shares on or around February 22, 2018) may be made without regard to the normal initial or subsequent investment minimums for such shares.

Class Y shareholders of the Predecessor Fund of Timpani Small Cap Growth Fund who received Class A shares as part of the Reorganization are exempt from the initial investment and additional investment minimums for Class A shares of the Timpani Small Cap Growth Fund. Service Class and Institutional Class shareholders of the Predecessor Fund who received Class I shares as part of the Reorganization are exempt from the eligibility requirements and initial investment minimum for Class I shares of the Timpani Small Cap Growth Fund.

How can I buy shares?

Class A, C, and I shares

You may buy shares of the Funds by contacting us, your financial advisor, your financial intermediary or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class C, or Class I shares. For more information about the share classes available, please contact the financial intermediary through which you are purchasing Fund shares or call us toll free at 800.582.6959. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

Class R6 shares — Notice to Plan Participants

The purchase and redemption options for Class R6 shares are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services, will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

Benefit plan participants may purchase Class R6 shares only through specified benefit plans. In connection with the purchase, the plan record-keeper or financial intermediary may charge for such services. Specified benefit plans may also purchase Class R6 shares through the Fund's transfer agent, U.S. Bank Global Fund Services. To make direct investments, please call us toll free at 800.582.6959. Specified benefit plans that purchase their shares directly from the Fund must hold their shares in an omnibus account at the benefit plan level.

Specified benefit plans will hold Class R6 shares (either directly or through a financial intermediary and/or plan record-keeper) in nominee or street name as the plan's agent. In most cases, the Fund's transfer agent, U.S. Bank Global Fund Services, will have no information with respect to or control over accounts of specific Class R6 shareholders and participants may obtain information about their accounts only through their plan. Class R6 shares are only available through a financial intermediary if the financial intermediary will not receive from Fund assets or the Distributor's or an affiliate's resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 shares. Certificates for Class R6 shares will not be issued.

All share classes

The offering price for shares will be based on the NAV per share, plus any applicable sales charge, next computed after receipt by the Funds' transfer agent of your purchase order in good form on any day the New York Stock Exchange (the "NYSE") is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day's offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day's offering price.

With respect to each Fund, at the discretion of the Fund, an investor may be permitted to purchase shares of the Fund by transferring securities to the Fund that meet the Fund's investment objective and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such receipt. Shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities

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after such transfers to the Fund will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors that are permitted to transfer such securities may be required to recognize a taxable gain on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein but will not be permitted to recognize any loss. The Trust will not accept securities in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's investment portfolio and current market quotations are readily available for such securities; and (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act or under the laws of the country in which the principal market for such securities exists, or otherwise.

We generally do not sell Fund shares to investors residing outside the U.S., District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Generally, each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You generally may buy shares using the following methods:

By mail

You may purchase shares of a Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application, to the Fund's transfer agent: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the investment stub from your account statement and sending it, along with your check, in the envelope provided with your statement. If you do not have the investment stub, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. All checks must be drawn on a U.S. bank in U.S. funds. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler's checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept payment in cash, money orders, post-dated checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any check or electronic funds transfer submitted for investment is returned, and the investor will be responsible for any resulting loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House ("ACH") Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take up to 15 calendar days. You may avoid this delay by buying shares with a wire transfer.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders is based on when the order is received at the transfer agent's offices.

By telephone

Once you have established a Fund account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account, if this purchase option has been pre-authorized on your Fund account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. Generally, if your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, your account must be open for 7 business days, and you must have authorized telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds' transfer agent, in writing along with a voided check or savings account deposit slip, at U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

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When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By wire

You may purchase shares by wiring funds from your bank. To establish and initially fund an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your completed account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your Fund account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:

U.S. Bank Global Fund Services
Account #112-952-137

Further Credit:

(name of Fund to be purchased)
(account registration)
(account number)

Before sending any wire, please advise the Funds and their transfer agent of your intent to wire funds by calling us at 800.582.6959. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

By exchange

You may exchange Class A shares of a Fund for Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class III Fidelity Treasury Shares with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class C shares of a Fund for Class C shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class IV Fidelity Treasury Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Treasury Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class IV Fidelity Treasury Shares for Class C shares of a Fund with no sales charge, if you have previously paid a sales charge on the shares you are exchanging, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class I shares of any Fund for Class I shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class I Fidelity Treasury Shares with no sales charge. In addition, you may

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exchange Class I Fidelity Treasury Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See "Money market fund" above. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares. You may exchange Class R6 shares of a Fund for Class R6 shares of another Fund in the CALAMOS FAMILY OF FUNDS, however Class R6 shares offer limited exchange options, as not all of the Funds in the CALAMOS FAMILY OF FUNDS offer Class R6 shares.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Funds. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor's ability to redeem shares of a Fund for cash will not be affected.

By transmittal from a broker-dealer

Financial intermediaries (such as broker-dealers or other sales agents) may communicate purchase orders by various means to the Fund's transfer agent. When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain purchase features may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

By Automatic Investment Plan

If you own shares of a Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest on a regularly scheduled basis, which must be for $50 or more. Your financial institution must be a member of the ACH Network to participate.

If you wish to enroll in this Plan, complete the appropriate form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Funds may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the Plan at any time by calling us at 800.582.6959 or by written notice to the transfer agent at least five calendar days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund.

How can I sell (redeem) shares?

Class A, C, and I shares

You may redeem shares of a Fund by contacting us or your financial intermediary. Your financial intermediary may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Class R6 shares — Notice to Plan Participants

The purchase and redemption options for Class R6 shares are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how

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Fund Facts

to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services, will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

You may redeem Class R6 shares of a Fund by contacting us or your financial intermediary and/or plan record-keeper, depending first on how the shares are held. Your financial intermediary or plan record-keeper may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Retirement plan record-keepers, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund's shares, which may be stricter than those described in this prospectus. You should contact your plan/participant record-keeper or financial intermediary for more information on any additional restrictions, limitations or fees that are imposed in connection with transactions in Fund shares.

Once your written instructions to sell shares of a Fund have been received, you may not cancel or revoke your request. It is, therefore, very important that you call us at 800.582.6959 if you have any questions about the requirements for selling shares before submitting your request.

Class A, C, and I shares

Through your broker-dealer or financial intermediary (certain charges may apply)

Shares held for you in your broker-dealer and/or financial intermediary's name must be sold through the broker-dealer and/or financial intermediary.

Class R6 shares

Through your financial intermediary or plan/participant record-keeper

Class R6 shares are only available through a financial intermediary if the financial intermediary will not receive from Fund assets or the Distributor's or an affiliate's resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 shares.

Shares held for you in your financial intermediary's or plan/participant record-keeper's name must be sold through the financial intermediary or plan/participant record-keeper. Subject to any restrictions in the applicable specified benefit plan documents, financial intermediaries or plan/participant record-keepers are obligated to transmit redemption orders to the transfer agent promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans, financial intermediaries or plan/participant record-keepers will be responsible for furnishing all necessary documentation to the Fund's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan, financial intermediary or plan/participant record-keeper as promptly as possible and in any event within seven days after the redemption request is received by the transfer agent in good order.

By writing to the Funds' transfer agent

When your shares are held for you by the Funds' transfer agent, you may sell your shares by sending a written request to: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.  specify the Fund, your Fund account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.  be signed by all owners exactly as their names appear on the account; and

3.  for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement accounts, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf.

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Shareholders who have an IRA account must indicate on their written request whether or not to withhold federal income tax, as redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

In all instances, before submitting your written redemption request to the Funds' transfer agent, you should first contact the Funds' transfer agent by telephone at 800.582.6959 to insure that you are providing all required documentation, as the status and type of your account and the amount to be redeemed will determine the requirements to be met. Please also see the "Signature Guarantee Program" section below for further details.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of redemption requests is based on when the request is received at the transfer agent's offices.

By telephone

Unless the telephone redemption options were declined on your original account application, you may elect to redeem your shares by telephone and have proceeds sent by wire, ACH or check to your address of record by calling us at 800.582.6959. With either the telephone redemption by check or ACH options, you may sell up to $50,000 worth of shares per day. There is no dollar limit on redemption proceeds sent by wire when using a pre-authorized "telephone redemption by wire" account option (where a pre-authorized bank record is already on file). For redemption proceeds paid by check, you cannot redeem shares by telephone if you have changed the address of record on your account within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other acceptable form of authentication from a financial institution source, along with a voided check or savings account deposit slip for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check or savings account deposit slip to have proceeds deposited directly into your bank account to U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. IRA investors will be asked whether or not to withhold federal income taxes from any distribution. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

CALAMOS FAMILY OF FUNDS

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During periods of volatile economic and market conditions, you may experience difficulty making a redemption request by telephone, in which case you should make your redemption request in writing. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once you place a telephone transaction request, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

By transmittal from a broker-dealer

Financial intermediaries (such as broker-dealers or other sales agents) may communicate redemption orders by various means to the Fund's transfer agent. When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By systematic withdrawal plan

Under the Funds' Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Generally, your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. With respect to any possible contingent deferred sales charge or redemption fee waivers (as further defined in the CALAMOS FAMILY OF FUNDS' Statement of Additional Information), the maximum annual rate at which Class C shares (in their first year following purchase) and Class A shares (applicable to shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase (for Market Neutral Income Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, this applies to shares purchased at NAV pursuant to the $250,000 purchase order privilege for one year after the time of purchase)) may be redeemed under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge typically is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. Generally, you may modify or terminate your Systematic Withdrawal Plan by calling us at 800.582.6959 or by written notice to the transfer agent received at least five calendar days prior to the effective date of the next withdrawal. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Funds as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By exchange

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds or Fidelity Treasury Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See "How can I buy shares? — By exchange" for more information about the exchange privilege. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares. You may exchange Class R6 shares of a Fund for Class R6 shares of another Fund in the Calamos Family of Funds, however Class R6 shares offer limited exchange options, as not all of the Funds in the Calamos Family of Funds offer Class R6 shares.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Funds. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Short-Term Redemption Fee

High Income Opportunities Fund may charge a 1.00% fee on all share classes redeemed before they have been held for more than 60 days. The fee applies if you redeem shares of High Income Opportunities Fund by selling or by exchanging to another fund. For purposes of determining this fee, shares are considered sold on a first-in, first-out basis. The redemption fee may be

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waived in certain circumstances, including in situations involving death or disability and in other circumstances as further described in the statement of additional information.

The redemption fee is paid directly to High Income Opportunities Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of High Income Opportunities Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

Signature Guarantee Program

A signature guarantee is a guarantee that your signature is authentic. A signature guarantee is required for a variety of transactions including, but not limited to, requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A signature guarantee is designed to protect shareholders and the Funds from fraud by verifying signatures. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). An assertion or attestation by a notary public is not a signature guarantee and will not be accepted in place of a signature guarantee.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Funds reserve the right to waive any signature guarantee requirement at their discretion.

A signature guarantee, from a Medallion program member or a non-Medallion program member, is required in the following situations:

•  If ownership is being changed on your account;

•  When redemption proceeds are payable or sent to any person, address or bank account not on record;

•  Written requests to wire redemption proceeds (if not previously authorized on the account);

•  When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;

•  For all redemptions in excess of $50,000 from any shareholder account.

Redemption requests

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to redeem in-kind as described under "Redemption-in-kind". Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund's net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Funds have in place an uncommitted line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity.

With regard to a Fund's investment in bank loans as compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund's ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse regulatory consequences.

To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

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If a Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity's credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.

In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Redemption-in-kind

The Funds reserve the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if the Adviser reasonably believes that a cash redemption would negatively affect a Fund's operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net assets of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 calendar days after purchase. You may avoid this delay by buying shares with a wire transfer.

A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

The Funds may postpone the payment of redemption proceeds for up to seven calendar days from the date of redemption. In addition, the Funds can suspend and/or postpone payments of redemption proceeds beyond seven calendar days for:

(1)  any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)  any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Funds to fairly determine the value of its net assets; or

(3)  such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

PROSPECTUS | February 28, 2025

Fund Facts

Small accounts

Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Class R6 Shares — Other Information

Your employer-sponsored retirement and benefit plan may establish various minimum investment requirements and may also establish certain privileges with respect to purchases and redemptions or the reinvestment of dividends. Plan participants should contact their plan record-keeper with respect to these issues. This prospectus should be read in connection with the specified benefit plan's and/or the financial intermediary's materials regarding its fees and services.

Transaction information

Share price

Each Fund's share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE is closed due to weather or other extenuating circumstances (for examples of other extenuating circumstances, see the section titled "Emergency Circumstances" in this prospectus) on a day it would typically be open for business, each Fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate a Fund's NAV as of the normally scheduled close of regular trading on the NYSE or such other time that the Fund may determine, in accordance with applicable law. A Fund reserves the right to close if the primary trading markets of the Fund's portfolio instruments are closed and the Fund's management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association ("SIFMA") recommends that the securities markets close trading early or when the NYSE closes earlier than scheduled, each Fund may (i) close trading early (as such, the time as of which the NAV is calculated would be advanced and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV would be advanced) or (ii) accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day. Purchase orders will be accepted only on days which the Funds are open for business.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. On each day that the NYSE is open, Fund shares are ordinarily valued as of the NYSE close. Information that becomes known to the Funds after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund's underlying assets may change in value on days when shareholders will not be able to purchase or redeem the Fund's shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds' transfer agent so such orders will be received in a timely manner.

CALAMOS FAMILY OF FUNDS

Fund Facts

A purchase or sale order typically is accepted when the Funds' transfer agent, an intermediary or plan record-keeper has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The Trust's board of trustees, including a majority of the trustees who are not "interested persons" of the Trust, have designated Calamos Advisors to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which a Fund's NAVs are determined. The valuation of a Fund's investments is in accordance with these procedures. Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

PROSPECTUS | February 28, 2025

Fund Facts

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Distribution and Service (Rule 12b-1) Plan

The Funds have a Distribution and Service Plan or "12b-1 Plan." Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges.

Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority ("FINRA"). For more information about the 12b-1 Plan, please see the Funds' statement of additional information.

Intermediaries

The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds' behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund's NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund's NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary or plan record-keeper, that intermediary or plan record-keeper may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary or plan record-keeper. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary or plan record-keeper calculates sales charges and fees and tracks transaction activity.

Class A, C, and I shares

Shares of any Fund may be purchased through certain intermediaries that are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares (except Class R6 shares) held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay additional fees for services being provided by the intermediary to the Fund's shareholders. For shares held in sub-accounts, such as those in qualified retirement plans, these fees are often referred to as "sub-transfer agent" or "recordkeeping" fees. The annual fee may either be a percentage of the account's average annual net assets or a specific dollar amount per account, determined on the basis of how the intermediary charges. The board of trustees of the Funds have set maximum limits to these payments.

The Funds' Adviser or Distributor, out of their own resources and without additional cost to a Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of a Fund, including third-party administrators of qualified plans whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by a Fund under the distribution and service (Rule 12b-1) agreements described above and are commonly referred to as "revenue sharing" payments. These payments are generally a percentage of the account's average annual net assets.

CFS and/or CALAMOS ADVISORS may provide additional non-cash compensation to third parties selling the Funds, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Funds are made available by those broker-dealers for their customers.

CALAMOS FAMILY OF FUNDS

Fund Facts

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary's website for more information.

In addition, CFS and/or CALAMOS ADVISORS may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. CFS and/or CALAMOS ADVISORS may make payments to participate in intermediary marketing support programs which may provide CFS and/or CALAMOS ADVISORS, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary's marketing and communication infrastructure, fund analysis, tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing- related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Funds available to their customers.

CFS has an Incentive Plan (the "Plan") covering its Intermediary Sales Department. Generally, CFS markets and sells shares of the Calamos Family of Funds to financial advisors, who in turn may recommend that investors purchase shares of a Fund. The Plan is an incentive program that combines discretionary quarterly bonuses with a discretionary annual bonus sales performance and other discretionary factors. Incentive compensation may differ for each Fund and is subject to change depending on certain criteria considered by CFS. The Plan creates a potential conflict of interest in that it creates an incentive for the Intermediary Sales Department members to sell one Fund over another. CFS' Compliance Department monitors sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan.

Anti-money laundering compliance

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day's NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/ or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund.

PROSPECTUS | February 28, 2025

Fund Facts

Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund's sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Funds' long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund's NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds' policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund's portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 73 of the statement of additional information.

The Funds' policy is against frequent purchases and redemptions of a Fund's shares that are disruptive to the Fund's portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•  imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under "Transaction restrictions;"

•  utilizing fair valuation of securities, as described under "Valuation procedures;" and

•  monitoring trades.

CALAMOS FAMILY OF FUNDS

Fund Facts

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the "Transaction restrictions" section.

Certain types of transactions will be exempt from the excessive trading policies and procedures. These exempt transactions are certain non-participant directed transactions in retirement plans, and purchases and redemptions by Calamos funds of funds.

The Funds' policies and procedures regarding excessive trading may be modified by the board of trustees at any time.

Interfund Lending

The SEC has granted an exemptive order to the Funds permitting the Funds to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). A description of the Funds' policies and procedures in connection with the InterFund Program is available in the statement of additional information and on the Funds' website, www.calamos.com.

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Market Neutral Income Fund, Hedged Equity Fund, Convertible Fund, Global Convertible Fund, Growth and Income Fund, Dividend Growth Fund, and Global Opportunities Fund declare and pay dividends from net investment income quarterly; Phineus Long/Short Fund, Merger Arbitrage Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Select Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund and International Small Cap Growth Fund declare dividends annually; High Income Opportunities Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund and Short-Term Bond Fund declare dividends from net investment income daily and pay such dividends monthly. Distributions of capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

You may change the distribution option on your account at any time by calling us at 800.582.6959 or by written notice to the transfer agent at least five calendar days prior to the record date of the next distribution.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares, provided you hold Fund shares as a capital asset. The gain or loss will be a long-term or short-term capital gain or loss, depending on how long you owned the Fund shares. In addition to federal income tax, you may also be subject to state and local taxes on the redemption or exchange of Fund shares, depending on the laws of your home state and locality.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from "qualified dividend income," as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than by how long you have owned your shares.

PROSPECTUS | February 28, 2025

Fund Facts

Distributions of gains from investments that a Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes. Distributions to you are taxable even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund shares or shares of another fund, and may be subject to state or local taxes.

A portion of the dividends from net investment income paid by Funds may be eligible for the reduced rate applicable to "qualified dividend income," provided that the recipient of the dividend is an individual and that certain holding period and other requirements are met at both the shareholder and Fund level. No assurance can be given as to what portion of the dividends paid by a Fund will consist of "qualified dividend income."

The dividends and distributions paid by a Fund are generally taxable to you as of the date of payment, except for those distributions declared and payable to shareholders of record on a date in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

Income and proceeds received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. A Fund's return on investments subject to such taxes will be decreased. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

A Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

A Fund may be required to withhold federal income tax ("backup withholding") from payments to you if:

•  you fail to furnish your properly certified Social Security or other tax identification number;

•  you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•  the Internal Revenue Service ("IRS") informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the IRS.

The above is only a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Other information

Shareholder accounts

Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

CALAMOS FAMILY OF FUNDS

Fund Facts

Retirement plans

You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan document and information regarding IRA plan administration, fees, and other details are available from us or your plan administrator or record-keeper. For direct investments via corporate retirement plans, please note that neither the Funds nor their transfer agent offers master plan documentation and/or record-keeping services.

Prospectuses and shareholder reports

The Funds reduce the number of duplicate prospectuses and other documents, including annual and semiannual reports you receive, by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund's name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor's account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor's account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor's state of residence if no activity occurs within the account during the "inactivity period" specified in the applicable state's abandoned property laws, which varies by state. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction. Please proactively contact the transfer agent at 800.582.6959 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the transfer agent to complete a Texas Designation of Representative form.

PROSPECTUS | February 28, 2025

Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance during the periods indicated below for Class A, Class C, Class I and Class R6 shares, as applicable. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information presented. The report of Deloitte & Touche LLP, along with the Funds' financial statements and financial highlights, is included in the Funds' annual report to shareholders for the fiscal year ended October 31, 2024, which is available upon request.

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A										CLASS C
	Year Ended October 31,										Year Ended October 31,
	2024		2023		2022		2021		2020		2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.72		$13.84		$14.63		$13.77		$13.47		$14.79		$13.92		$14.80		$13.98		$13.70
Income from investment operations:
Net investment income (loss)(a)	0.13		0.01		(0.04)		(0.45)		0.19		0.02		(0.10)		(0.27)		(0.57)		0.10
Net realized and unrealized gain (loss)	1.08		1.07		(0.72)		1.37		0.24		1.10		1.07		(0.61)		1.39		0.24
Total from investment operations	1.21		1.08		(0.76)		0.92		0.43		1.12		0.97		(0.88)		0.82		0.34
Distributions:
Dividends from net investment income	(0.28)		(0.20)		(0.03)		(0.06)		(0.13)		(0.18)		(0.10)		—		(0.00	)*	(0.06)
Dividends from net realized gains	(0.51)		—		—		—		—		(0.51)		—		—		—		—
Total distributions**	(0.79)		(0.20)		(0.03)		(0.06)		(0.13)		(0.69)		(0.10)		—		(0.00	)*	(0.06)
Net asset value, end of year	$15.14		$14.72		$13.84		$14.63		$13.77		$15.22		$14.79		$13.92		$14.80		$13.98
Ratios and supplemental data:
Total return(b)	8.61%		7.76%		(5.22%)		6.67%		3.27%		7.80%		6.93%		(5.95%)		5.88%		2.46%
Net assets, end of year (000)	$905,712		$1,009,976		$1,244,117		$1,334,984		$817,405		$215,591		$254,478		$306,312		$322,432		$252,490
Ratio of net expenses to average net assets	1.20	%(c)	1.20	%(d)	1.16	%(e)	1.14	%(f)	1.20	%(g)	1.95	%(c)	1.95	%(d)	1.91	%(e)	1.89	%(f)	1.95	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	1.21%		1.21%		1.17%		1.14%		1.21%		1.96%		1.96%		1.92%		1.89%		1.96%
Ratio of net investment income (loss) to average net assets	0.91%		0.06%		(1.12%)		(3.15%)		1.43%		0.16%		(0.69%)		(1.87%)		(3.92%)		0.70%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	35%	28%	41%	49%	77%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.02% and 1.78% for the year ended October 31, 2024.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% and 1.77% for the year ended October 31, 2023.

  (e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.01% and 1.76% for the year ended October 31, 2022.

  (f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% and 1.78% for the year ended October 31, 2021.

  (g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.05% and 1.80% for the year ended October 31, 2020.

CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS I
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.54		$13.68		$14.45		$13.60		$13.30
Income from investment operations:
Net investment income (loss)(a)	0.17		0.04		(0.12)		(0.41)		0.22
Net realized and unrealized gain (loss)	1.07		1.06		(0.59)		1.35		0.24
Total from investment operations	1.24		1.10		(0.71)		0.94		0.46
Distributions:
Dividends from net investment income	(0.32)		(0.24)		(0.06)		(0.09)		(0.16)
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.83)		(0.24)		(0.06)		(0.09)		(0.16)
Net asset value, end of year	$14.95		$14.54		$13.68		$14.45		$13.60
Ratios and supplemental data:
Total return(b)	8.86%		8.07%		(5.01%)		6.92%		3.51%
Net assets, end of year (000)	$13,793,265		$12,620,874		$14,470,090		$14,780,637		$9,207,961
Ratio of net expenses to average net assets	0.95	%(c)	0.95	%(d)	0.91	%(e)	0.89	%(f)	0.95	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	0.96%		0.95%		0.92%		0.89%		0.96%
Ratio of net investment income (loss) to average net assets	1.16%		0.31%		(0.87%)		(2.90%)		1.66%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2024.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.77% for the year ended October 31, 2023.

  (e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.76% for the year ended October 31, 2022.

  (f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2021.

  (g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.80% for the year ended October 31, 2020.

PROSPECTUS | February 28, 2025

Calamos Market Neutral Income Fund

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	Year Ended October 31,								June 23, 2020• through October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.54		$13.68		$14.46		$13.61		$13.35
Income from investment operations:
Net investment income (loss)(a)	0.18		0.06		(0.11)		(0.38)		0.05
Net realized and unrealized gain (loss)	1.07		1.05		(0.60)		1.33		0.21
Total from investment operations	1.25		1.11		(0.71)		0.95		0.26
Distributions:
Dividends from net investment income	(0.33)		(0.25)		(0.07)		(0.10)		—
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.84)		(0.25)		(0.07)		(0.10)		—
Net asset value, end of period	$14.95		$14.54		$13.68		$14.46		$13.61
Ratios and supplemental data:
Total return(b)	8.94%		8.08%		(4.94%)		6.99%		1.95%
Net assets, end of year (000)	$160,669		$49,159		$43,956		$8,846		$10
Ratio of net expenses to average net assets	0.86	%(c)	0.86	%(d)	0.86	%(e)	0.82	%(f)	0.77	%(g)(h)
Ratio of gross expenses to average net assets prior to expense reductions	0.86%		0.87%		0.87%		0.83%		0.77	%(h)
Ratio of net investment income (loss) to average net assets	1.24%		0.40%		(0.82%)		(2.64%)		1.06	%(h)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2024.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2023.

  (e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2022.

  (f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2021.

  (g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.66% for the year ended October 31, 2020.

  (h)  Annualized.

CALAMOS FAMILY OF FUNDS

Calamos Hedged Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.05	$13.08	$14.66	$12.35	$11.88	$13.67	$12.78	$14.39	$12.18	$11.72
Income from investment operations:
Net investment income (loss)(a)	0.05	0.08	0.06	0.06	0.10	(0.07)	(0.03)	(0.04)	(0.04)	0.01
Net realized and unrealized gain (loss)	2.96	0.98	(1.60)	2.32	0.47	2.88	0.96	(1.57)	2.28	0.48
Total from investment operations	3.01	1.06	(1.54)	2.38	0.57	2.81	0.93	(1.61)	2.24	0.49
Distributions:
Dividends from net investment income	(0.06)	(0.09)	(0.04)	(0.07)	(0.10)	(0.03)	(0.04)	—	(0.03)	(0.03)
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—
Total distributions**	(0.06)	(0.09)	(0.04)	(0.07)	(0.10)	(0.03)	(0.04)	—	(0.03)	(0.03)
Net asset value, end of year	$17.00	$14.05	$13.08	$14.66	$12.35	$16.45	$13.67	$12.78	$14.39	$12.18
Ratios and supplemental data:
Total return(b)	21.45%	8.10%	(10.51%)	19.20%	4.92%	20.55%	7.28%	(11.19%)	18.43%	4.19%
Net assets, end of year (000)	$30,130	$24,754	$33,814	$34,309	$15,782	$11,877	$8,703	$7,884	$6,960	$3,429
Ratio of net expenses to average net assets	1.15%	1.17%	1.16%	1.17%	1.15%	1.90%	1.92%	1.91%	1.92%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.15%	1.17%	1.16%	1.17%	1.20%	1.90%	1.92%	1.91%	1.92%	1.95%
Ratio of net investment income (loss) to average net assets	0.34%	0.58%	0.42%	0.44%	0.84%	(0.42%)	(0.20%)	(0.31%)	(0.30%)	0.08%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	20%	19%	32%	39%	57%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Hedged Equity Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.07	$13.09	$14.66	$12.34	$11.87
Income from investment operations:
Net investment income (loss)(a)	0.09	0.11	0.10	0.10	0.13
Net realized and unrealized gain (loss)	2.96	0.99	(1.61)	2.31	0.47
Total from investment operations	3.05	1.10	(1.51)	2.41	0.60
Distributions:
Dividends from net investment income	(0.09)	(0.12)	(0.06)	(0.09)	(0.13)
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.09)	(0.12)	(0.06)	(0.09)	(0.13)
Net asset value, end of year	$17.03	$14.07	$13.09	$14.66	$12.34
Ratios and supplemental data:
Total return(b)	21.75%	8.41%	(10.33%)	19.60%	5.09%
Net assets, end of year (000)	$655,189	$527,423	$547,166	$514,903	$342,851
Ratio of net expenses to average net assets	0.90%	0.92%	0.91%	0.92%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	0.90%	0.92%	0.91%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets	0.58%	0.81%	0.69%	0.73%	1.09%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Phineus Long/Short Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A										CLASS C
	Year Ended October 31,										Year Ended October 31,
	2024		2023		2022		2021		2020		2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.93		$14.60		$15.46		$11.18		$11.63		$14.11		$13.90		$14.83		$10.80		$11.32
Income from investment operations:
Net investment income (loss)(a)	0.41		0.19		(0.06)		(0.13)		(0.08)		0.28		0.07		(0.17)		(0.24)		(0.16)
Net realized and unrealized gain (loss)	1.91		0.14		(0.80)		4.41		(0.36)		1.80		0.14		(0.76)		4.27		(0.36)
Total from investment operations	2.32		0.33		(0.86)		4.28		(0.44)		2.08		0.21		(0.93)		4.03		(0.52)
Distributions:
Dividends from net investment income	(0.26)		—		—		—		(0.01)		(0.14)		—		—		—		—
Dividends from net realized gains	—		—		—		—		—		—		—		—		—		—
Return of capital	—		—		—		—		(0.00	)*	—		—		—		—		(0.00	)*
Total distributions**	(0.26)		—		—		—		(0.01)		(0.14)		—		—		—		(0.00	)*
Net asset value, end of year	$16.99		$14.93		$14.60		$15.46		$11.18		$16.05		$14.11		$13.90		$14.83		$10.80
Ratios and supplemental data:
Total return(b)	15.82%		2.12%		(5.44%)		38.19%		(3.77%)		14.92%		1.37%		(6.20%)		37.31%		(4.59%)
Net assets, end of year (000)	$67,243		$65,214		$55,800		$51,971		$40,748		$32,322		$32,461		$31,352		$29,980		$22,528
Ratio of net expenses to average net assets	2.43	%(c)	2.38	%(d)	2.38	%(e)	2.34	%(f)	2.91	%(g)	3.17	%(c)	3.13	%(d)	3.12	%(e)	3.09	%(f)	3.65	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.43%		2.38%		2.38%		2.34%		2.92%		3.17%		3.13%		3.12%		3.09%		3.65%
Ratio of net investment income (loss) to average net assets	2.49%		1.21%		(0.43%)		(0.88%)		(0.68%)		1.74%		0.46%		(1.19%)		(1.63%)		(1.43%)

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	342%	194%	214%	211%	206%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.63% and 2.38% for the year ended October 31, 2024.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% and 2.39% for the year ended October 31, 2023.

  (e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% and 2.39% for the year ended October 31, 2022.

  (f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.67% and 2.42% for the year ended October 31, 2021.

  (g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.71% and 2.46% for the year ended October 31, 2020.

PROSPECTUS | February 28, 2025

Calamos Phineus Long/Short Fund

	CLASS I
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$15.17		$14.81		$15.64		$11.28		$11.75
Income from investment operations:
Net investment income (loss)(a)	0.46		0.23		(0.02)		(0.10)		(0.05)
Net realized and unrealized gain (loss)	1.94		0.13		(0.81)		4.46		(0.37)
Total from investment operations	2.40		0.36		(0.83)		4.36		(0.42)
Distributions:
Dividends from net investment income	(0.30)		(0.00	)*	—		—		(0.02)
Dividends from net realized gains	—		—		—		—		—
Return of capital	—		—		—		—		(0.03)
Total distributions**	(0.30)		(0.00	)*	—		—		(0.05)
Net asset value, end of year	$17.27		$15.17		$14.81		$15.64		$11.28
Ratios and supplemental data:
Total return(b)	16.10%		2.40%		(5.25%)		38.69%		(3.67%)
Net assets, end of year (000)	$944,265		$838,221		$697,472		$476,965		$344,843
Ratio of net expenses to average net assets	2.18	%(c)	2.13	%(d)	2.14	%(e)	2.09	%(f)	2.64	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.18%		2.13%		2.14%		2.09%		2.65%
Ratio of net investment income (loss) to average net assets	2.75%		1.48%		(0.12%)		(0.63%)		(0.42%)

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2024.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2023.

  (e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2022.

  (f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.42% for the year ended October 31, 2021.

  (g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.46% for the year ended October 31, 2020.

CALAMOS FAMILY OF FUNDS

Calamos Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A				CLASS C
	Year Ended October 31,		September 29, 2023• through October 31,		Year Ended October 31,		September 29, 2023• through October 31,
	2024		2023		2024		2023
Net asset value, beginning of year	$9.73		$10.00		$9.72		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.11		0.00		0.03		0.00
Net realized and unrealized gain (loss)	0.16		(0.27)		0.17		(0.28)
Total from investment operations	0.27		(0.27)		0.20		(0.28)
Distributions:
Dividends from net investment income	(0.04)		—		(0.03)		—
Dividends from net realized gains	(0.01)		—		(0.01)		—
Total distributions**	(0.05)		—		(0.04)		—
Net asset value, end of year	$9.95		$9.73		$9.88		$9.72
Ratios and supplemental data:
Total return(b)	2.73%		(2.70%)		1.98%		(2.80%)
Net assets, end of year (000)	$123		$97		$99		$97
Ratio of net expenses to average net assets	2.16	%(d)	1.50	%(c)	2.91	%(d)	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	12.56%		6.06	%(c)	13.31%		6.81	%(c)
Ratio of net investment income (loss) to average net assets	1.11%		0.52	%(c)	0.31%		(0.23	%)(c)

	Year Ended October 31,	September 29, 2023• through October 31,
	2024	2023
Portfolio turnover rate	136%	13	%(e)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% and 2.25% for the period ended October 31, 2024.

  (e)  Not annualized.

PROSPECTUS | February 28, 2025

Calamos Merger Arbitrage Fund

	CLASS I
	Year Ended October 31,		September 29, 2023• through October 31,
	2024		2023
Net asset value, beginning of year	$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.13		0.01
Net realized and unrealized gain (loss)	0.17		(0.28)
Total from investment operations	0.30		(0.27)
Distributions:
Dividends from net investment income	(0.05)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.06)		—
Net asset value, end of year	$9.97		$9.73
Ratios and supplemental data:
Total return(b)	3.07%		(2.70%)
Net assets, end of year (000)	$1,875		$1,864
Ratio of net expenses to average net assets	1.91	%(d)	1.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	12.31%		5.81	%(c)
Ratio of net investment income (loss) to average net assets	1.31%		1.13	%(c)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the period ended October 31, 2024.

CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.18	$18.57	$27.25	$22.78	$17.45	$17.62	$18.03	$26.73	$22.48	$17.27
Income from investment operations:
Net investment income (loss)(a)	(0.09)	(0.08)	(0.27)	(0.61)	0.47	(0.24)	(0.22)	(0.42)	(0.80)	0.32
Net realized and unrealized gain (loss)	3.75	(0.15)	(5.20)	6.68	4.99	3.64	(0.13)	(5.09)	6.59	4.93
Total from investment operations	3.66	(0.23)	(5.47)	6.07	5.46	3.40	(0.35)	(5.51)	5.79	5.25
Distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.02)	(0.06)	(0.13)	(0.05)	(0.06)	—	—	(0.04)
Dividends from net realized gains	(0.22)	—	(3.19)	(1.54)	—	(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.39)	(0.16)	(3.21)	(1.60)	(0.13)	(0.27)	(0.06)	(3.19)	(1.54)	(0.04)
Net asset value, end of year	$21.45	$18.18	$18.57	$27.25	$22.78	$20.75	$17.62	$18.03	$26.73	$22.48
Ratios and supplemental data:
Total return(b)	20.35%	(1.26%)	(22.29%)	27.09%	31.58%	19.46%	(2.01%)	(22.88%)	26.16%	30.53%
Net assets, end of year (000)	$248,573	$243,516	$294,233	$422,476	$333,481	$29,466	$31,773	$41,804	$71,925	$56,935
Ratio of net expenses to average net assets	1.13%	1.13%	1.10%	1.08%	1.13%	1.88%	1.88%	1.85%	1.83%	1.88%
Ratio of gross expenses to average net assets prior to expense reductions	1.13%	1.13%	1.10%	1.08%	1.13%	1.88%	1.88%	1.85%	1.83%	1.88%
Ratio of net investment income (loss) to average net assets	(0.47%)	(0.44%)	(1.30%)	(2.35%)	2.37%	(1.22%)	(1.19%)	(2.04%)	(3.10%)	1.65%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	54%	40%	39%	41%	71%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Convertible Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.55	$15.91	$23.82	$20.05	$15.38
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.03)	(0.19)	(0.48)	0.46
Net realized and unrealized gain (loss)	3.21	(0.12)	(4.49)	5.86	4.39
Total from investment operations	3.17	(0.15)	(4.68)	5.38	4.85
Distributions:
Dividends from net investment income	(0.22)	(0.21)	(0.04)	(0.07)	(0.18)
Dividends from net realized gains	(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.44)	(0.21)	(3.23)	(1.61)	(0.18)
Net asset value, end of year	$18.28	$15.55	$15.91	$23.82	$20.05
Ratios and supplemental data:
Total return(b)	20.67%	(1.04%)	(22.09%)	27.40%	31.91%
Net assets, end of year (000)	$593,170	$559,907	$680,441	$1,161,030	$773,460
Ratio of net expenses to average net assets	0.88%	0.88%	0.85%	0.83%	0.88%
Ratio of gross expenses to average net assets prior to expense reductions	0.88%	0.88%	0.85%	0.83%	0.88%
Ratio of net investment income (loss) to average net assets	(0.22%)	(0.19%)	(1.04%)	(2.09%)	2.60%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Global Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.01	$9.59	$14.85	$13.48	$11.08	$9.60	$9.23	$14.47	$13.25	$10.93
Income from investment operations:
Net investment income (loss)(a)	(0.06)	(0.15)	(0.01)	(0.44)	0.24	(0.14)	(0.22)	(0.09)	(0.54)	0.14
Net realized and unrealized gain (loss)	2.05	0.60	(3.45)	2.95	2.37	1.96	0.59	(3.36)	2.89	2.35
Total from investment operations	1.99	0.45	(3.46)	2.51	2.61	1.82	0.37	(3.45)	2.35	2.49
Distributions:
Dividends from net investment income	—	(0.03)	(0.01)	(0.01)	(0.06)	—	—	—	—	(0.02)
Dividends from net realized gains	—	—	(1.79)	(1.13)	(0.15)	—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—	(0.03)	(1.80)	(1.14)	(0.21)	—	—	(1.79)	(1.13)	(0.17)
Net asset value, end of year	$12.00	$10.01	$9.59	$14.85	$13.48	$11.42	$9.60	$9.23	$14.47	$13.25
Ratios and supplemental data:
Total return(b)	19.88%	4.78%	(26.01%)	18.86%	23.93%	18.96%	4.01%	(26.58%)	17.95%	23.09%
Net assets, end of year (000)	$8,122	$8,455	$10,698	$17,865	$11,231	$2,086	$2,615	$3,425	$5,448	$4,824
Ratio of net expenses to average net assets	1.35%	1.34%	1.28%	1.25%	1.33%	2.10%	2.09%	2.03%	2.00%	2.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.35%	1.34%	1.28%	1.25%	1.34%	2.10%	2.09%	2.03%	2.00%	2.09%
Ratio of net investment income (loss) to average net assets	(0.52%)	(1.48%)	(0.11%)	(2.96%)	1.96%	(1.28%)	(2.23%)	(0.85%)	(3.72%)	1.21%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	40%	27%	31%	35%	48%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Global Convertible Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.04	$9.60	$14.87	$13.50	$11.08
Income from investment operations:
Net investment income (loss)(a)	(0.03)	(0.13)	0.01	(0.40)	0.26
Net realized and unrealized gain (loss)	2.06	0.61	(3.46)	2.94	2.39
Total from investment operations	2.03	0.48	(3.45)	2.54	2.65
Distributions:
Dividends from net investment income	—	(0.04)	(0.03)	(0.04)	(0.08)
Dividends from net realized gains	—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—	(0.04)	(1.82)	(1.17)	(0.23)
Net asset value, end of year	$12.07	$10.04	$9.60	$14.87	$13.50
Ratios and supplemental data:
Total return(b)	20.22%	5.00%	(25.82%)	19.09%	24.36%
Net assets, end of year (000)	$117,598	$109,319	$117,766	$260,688	$192,475
Ratio of net expenses to average net assets	1.10%	1.09%	1.03%	1.00%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.10%	1.09%	1.03%	1.00%	1.09%
Ratio of net investment income (loss) to average net assets	(0.27%)	(1.23%)	0.13%	(2.71%)	2.19%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Timpani Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.20	$26.35	$42.31	$29.18	$22.31
Income from investment operations:
Net investment income (loss)(a)	(0.33)	(0.26)	(0.24)	(0.45)	(0.28)
Net realized and unrealized gain (loss)	12.65	(3.89)	(15.72)	14.95	8.29
Total from investment operations	12.32	(4.15)	(15.96)	14.50	8.01
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(1.37)	(1.14)
Return of capital	—	—	—	(0.00)*	—
Total distributions**	—	—	—	(1.37)	(1.14)
Net asset value, end of year	$34.52	$22.20	$26.35	$42.31	$29.18
Ratios and supplemental data:
Total return(b)	55.54%	(15.75%)	(37.71%)	50.42%	37.60%
Net assets, end of year (000)	$27,306	$18,283	$23,762	$35,274	$9,313
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.35%	1.37%	1.37%	1.37%	1.40%
Ratio of net investment income (loss) to average net assets	(1.09%)	(1.03%)	(0.78%)	(1.15%)	(1.16%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	229%	215%	197%	165%	181%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
PROSPECTUS | February 28, 2025

Calamos Timpani Small Cap Growth Fund

	CLASS C
	Year Ended October 31,			June 25, 2021• through October 31,
	2024	2023	2022	2021
Net asset value, beginning of year	$22.48	$26.88	$43.50	$41.91
Income from investment operations:
Net investment income (loss)(a)	(0.55)	(0.45)	(0.45)	(0.82)
Net realized and unrealized gain (loss)	12.76	(3.95)	(16.17)	2.41
Total from investment operations	12.21	(4.40)	(16.62)	1.59
Distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	—	—	—	—
Total distributions**	—	—	—	—
Net asset value, end of year	$34.69	$22.48	$26.88	$43.50
Ratios and supplemental data:
Total return(b)	54.40%	(16.37%)	(38.18%)	3.75%
Net assets, end of year (000)	$5,035	$3,648	$4,425	$3,165
Ratio of net expenses to average net assets	2.05%	2.05%	2.05%	2.05	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.10%	2.12%	2.12%	2.06	%(c)
Ratio of net investment income (loss) to average net assets	(1.84%)	(1.79%)	(1.50%)	(2.00	%)(c)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

CALAMOS FAMILY OF FUNDS

Calamos Timpani Small Cap Growth Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.01	$27.24	$43.65	$29.99	$22.85
Income from investment operations:
Net investment income (loss)(a)	(0.26)	(0.20)	(0.16)	(0.36)	(0.23)
Net realized and unrealized gain (loss)	13.12	(4.03)	(16.25)	15.39	8.51
Total from investment operations	12.86	(4.23)	(16.41)	15.03	8.28
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(1.37)	(1.14)
Return of capital	—	—	—	(0.00)*	—
Total distributions**	—	—	—	(1.37)	(1.14)
Net asset value, end of year	$35.87	$23.01	$27.24	$43.65	$29.99
Ratios and supplemental data:
Total return(b)	55.93%	(15.53%)	(37.57%)	50.80%	37.90%
Net assets, end of year (000)	$285,866	$191,831	$292,187	$387,149	$124,867
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets prior to expense reductions	1.10%	1.12%	1.12%	1.11%	1.16%
Ratio of net investment income (loss) to average net assets	(0.84%)	(0.78%)	(0.52%)	(0.90%)	(0.92%)

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Timpani Small Cap Growth Fund

	CLASS R6
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.11	$27.33	$43.74	$30.02	$22.86
Income from investment operations:
Net investment income (loss)(a)	(0.23)	(0.17)	(0.11)	(0.32)	(0.21)
Net realized and unrealized gain (loss)	13.18	(4.05)	(16.30)	15.41	8.51
Total from investment operations	12.95	(4.22)	(16.41)	15.09	8.30
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(1.37)	(1.14)
Total distributions**	—	—	—	(1.37)	(1.14)
Net asset value, end of year	$36.06	$23.11	$27.33	$43.74	$30.02
Ratios and supplemental data:
Total return(b)	56.08%	(15.41%)	(37.51%)	50.96%	37.98%
Net assets, end of year (000)	$29,165	$24,499	$22,181	$29,120	$1,562
Ratio of net expenses to average net assets	0.95%	0.92%	0.93%	0.96%	0.98%
Ratio of gross expenses to average net assets prior to expense reductions	1.00%	0.99%	1.00%	1.02%	1.09%
Ratio of net investment income (loss) to average net assets	(0.74%)	(0.67%)	(0.37%)	(0.80%)	(0.84%)

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

CALAMOS FAMILY OF FUNDS

Calamos Timpani SMID Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.09	$10.14	$18.17	$12.34	$9.01
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.10)	(0.08)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	5.11	(0.95)	(6.23)	6.03	3.46
Total from investment operations	4.97	(1.05)	(6.31)	5.83	3.33
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	(1.72)	—	—
Total distributions**	—	—	(1.72)	—	—
Net asset value, end of year	$14.06	$9.09	$10.14	$18.17	$12.34
Ratios and supplemental data:
Total return(b)	54.68%	(10.36%)	(37.07%)	47.04%	36.96%
Net assets, end of year (000)	$293	$341	$305	$162	$182
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.83%	1.98%	1.93%	1.79%	2.45%
Ratio of net investment income (loss) to average net assets	(1.14%)	(1.06%)	(0.68%)	(1.22%)	(1.21%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	220%	231%	205%	188%	201%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

PROSPECTUS | February 28, 2025

Calamos Timpani SMID Growth Fund

	CLASS I					CLASS R6
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.20	$10.23	$18.28	$12.38	$9.02	$9.21	$10.23	$18.28	$12.38	$9.02
Income from investment operations:
Net investment income (loss)(a)	(0.11)	(0.08)	(0.06)	(0.16)	(0.10)	(0.11)	(0.08)	(0.05)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	5.18	(0.95)	(6.27)	6.06	3.46	5.18	(0.94)	(6.28)	6.08	3.45
Total from investment operations	5.07	(1.03)	(6.33)	5.90	3.36	5.07	(1.02)	(6.33)	5.90	3.36
Distributions:
Dividends from net investment income	—	—	—	—	—	—	—	—	—	—
Dividends from net realized gains	—	—	(1.72)	—	—	—	—	(1.72)	—	—
Total distributions**	—	—	(1.72)	—	—	—	—	(1.72)	—	—
Net asset value, end of year	$14.27	$9.20	$10.23	$18.28	$12.38	$14.28	$9.21	$10.23	$18.28	$12.38
Ratios and supplemental data:
Total return(b)	55.11%	(10.07%)	(36.95%)	47.46%	37.25%	55.05%	(9.97%)	(36.95%)	47.46%	37.25%
Net assets, end of year (000)	$25,448	$15,495	$16,497	$25,793	$16,877	$508	$320	$355	$499	$12
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%	1.07%	1.07%	1.07%	1.08%	1.06%
Ratio of gross expenses to average net assets prior to expense reductions	1.56%	1.73%	1.65%	1.55%	2.25%	1.53%	1.70%	1.63%	1.48%	2.25%
Ratio of net investment income (loss) to average net assets	(0.90%)	(0.80%)	(0.48%)	(0.98%)	(0.94%)	(0.87%)	(0.77%)	(0.43%)	(1.04%)	(0.90%)

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.47	$28.24	$45.88	$34.96	$32.23	$12.59	$11.03	$21.21	$18.18	$18.26
Income from investment operations:
Net investment income (loss)(a)	(0.28)	(0.13)	(0.22)	(0.33)	(0.14)	(0.21)	(0.14)	(0.19)	(0.29)	(0.20)
Net realized and unrealized gain (loss)	13.69	4.36	(12.47)	15.44	5.90	5.05	1.70	(5.04)	7.51	3.15
Total from investment operations	13.41	4.23	(12.69)	15.11	5.76	4.84	1.56	(5.23)	7.22	2.95
Distributions:
Dividends from net investment income	—	—	—	—	—	—	—	—	—	—
Dividends from net realized gains	(1.60)	—	(4.95)	(4.19)	(3.03)	(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(1.60)	—	(4.95)	(4.19)	(3.03)	(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of year	$44.28	$32.47	$28.24	$45.88	$34.96	$15.83	$12.59	$11.03	$21.21	$18.18
Ratios and supplemental data:
Total return(b)	42.45%	14.98%	(30.58%)	46.00%	19.11%	41.38%	14.14%	(31.12%)	44.94%	18.23%
Net assets, end of year (000)	$1,168,908	$925,437	$900,167	$1,436,709	$1,093,909	$10,535	$9,493	$12,281	$25,965	$35,843
Ratio of net expenses to average net assets	1.29%	1.32%	1.30%	1.28%	1.34%	2.04%	2.08%	2.05%	2.04%	2.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.29%	1.32%	1.30%	1.28%	1.34%	2.04%	2.08%	2.05%	2.04%	2.10%
Ratio of net investment income (loss) to average net assets	(0.69%)	(0.43%)	(0.64%)	(0.80%)	(0.45%)	(1.44%)	(1.16%)	(1.39%)	(1.53%)	(1.17%)

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	42%	57%	42%	45%	115%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Growth Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$49.51	$42.95	$66.93	$49.25	$44.13
Income from investment operations:
Net investment income (loss)(a)	(0.28)	(0.09)	(0.20)	(0.33)	(0.09)
Net realized and unrealized gain (loss)	21.10	6.65	(18.83)	22.20	8.24
Total from investment operations	20.82	6.56	(19.03)	21.87	8.15
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of year	$68.73	$49.51	$42.95	$66.93	$49.25
Ratios and supplemental data:
Total return(b)	42.83%	15.27%	(30.43%)	46.40%	19.39%
Net assets, end of year (000)	$355,529	$262,752	$246,566	$395,431	$291,027
Ratio of net expenses to average net assets	1.04%	1.07%	1.05%	1.03%	1.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.04%	1.07%	1.05%	1.03%	1.09%
Ratio of net investment income (loss) to average net assets	(0.44%)	(0.18%)	(0.39%)	(0.56%)	(0.20%)

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$39.42	$38.33	$48.18	$36.26	$33.43	$39.57	$38.57	$48.55	$36.57	$33.68
Income from investment operations:
Net investment income (loss)(a)	0.08	0.19	0.08	0.07	0.30	(0.26)	(0.11)	(0.24)	(0.25)	0.04
Net realized and unrealized gain (loss)	11.32	2.38	(7.32)	13.01	3.74	11.36	2.38	(7.37)	13.12	3.79
Total from investment operations	11.40	2.57	(7.24)	13.08	4.04	11.10	2.27	(7.61)	12.87	3.83
Distributions:
Dividends from net investment income	(0.26)	(0.44)	(0.24)	(0.27)	(0.41)	(0.06)	(0.23)	—	—	(0.14)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.76)	(1.48)	(2.61)	(1.16)	(1.21)	(1.56)	(1.27)	(2.37)	(0.89)	(0.94)
Net asset value, end of year	$49.06	$39.42	$38.33	$48.18	$36.26	$49.11	$39.57	$38.57	$48.55	$36.57
Ratios and supplemental data:
Total return(b)	29.65%	6.86%	(15.77%)	36.68%	12.43%	28.70%	6.08%	(16.41%)	35.66%	11.62%
Net assets, end of year (000)	$1,387,946	$1,182,667	$1,199,491	$1,531,445	$1,163,876	$106,421	$79,895	$84,104	$98,647	$101,490
Ratio of net expenses to average net assets	1.05%	1.06%	1.05%	1.06%	1.08%	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of gross expenses to average net assets prior to expense reductions	1.05%	1.06%	1.05%	1.06%	1.08%	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of net investment income (loss) to average net assets	0.18%	0.48%	0.19%	0.15%	0.86%	(0.57%)	(0.27%)	(0.56%)	(0.57%)	0.13%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	28%	20%	24%	18%	35%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Growth and Income Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$37.47	$36.50	$46.02	$34.68	$32.03
Income from investment operations:
Net investment income (loss)(a)	0.19	0.27	0.17	0.17	0.36
Net realized and unrealized gain (loss)	10.75	2.25	(6.97)	12.44	3.58
Total from investment operations	10.94	2.52	(6.80)	12.61	3.94
Distributions:
Dividends from net investment income	(0.37)	(0.51)	(0.35)	(0.38)	(0.49)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.87)	(1.55)	(2.72)	(1.27)	(1.29)
Net asset value, end of year	$46.54	$37.47	$36.50	$46.02	$34.68
Ratios and supplemental data:
Total return(b)	30.00%	7.12%	(15.55%)	37.02%	12.72%
Net assets, end of year (000)	$1,301,172	$978,583	$977,765	$1,211,985	$818,641
Ratio of net expenses to average net assets	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of gross expenses to average net assets prior to expense reductions	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of net investment income (loss) to average net assets	0.43%	0.73%	0.44%	0.40%	1.11%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	Year Ended October 31,				June 23, 2020• through October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.49	$36.51	$46.04	$34.69	$33.24
Income from investment operations:
Net investment income (loss)(a)	0.22	0.30	0.21	0.16	0.12
Net realized and unrealized gain (loss)	10.76	2.26	(6.99)	12.49	1.42
Total from investment operations	10.98	2.56	(6.78)	12.65	1.54
Distributions:
Dividends from net investment income	(0.40)	(0.54)	(0.38)	(0.41)	(0.09)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	—
Total distributions**	(1.90)	(1.58)	(2.75)	(1.30)	(0.09)
Net asset value, end of period	$46.57	$37.49	$36.51	$46.04	$34.69
Ratios and supplemental data:
Total return(b)	30.07%	7.21%	(15.50%)	37.14%	4.63%
Net assets, end of year (000)	$37,425	$27,965	$16,688	$5,968	$15
Ratio of net expenses to average net assets	0.73%	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	0.73%	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of net investment income (loss) to average net assets	0.51%	0.78%	0.55%	0.38%	0.99	%(c)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

PROSPECTUS | February 28, 2025

Calamos Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.51	$13.41	$17.13	$13.04	$13.37
Income from investment operations:
Net investment income (loss)(a)	0.00 *	0.04	0.03	0.00 *	0.05
Net realized and unrealized gain (loss)	4.90	1.11	(2.41)	5.24	1.13
Total from investment operations	4.90	1.15	(2.38)	5.24	1.18
Distributions:
Dividends from net investment income	(0.04)	(0.05)	—	(0.02)	(0.06)
Dividends from net realized gains	(0.64)	—	(1.34)	(1.13)	(1.45)
Total distributions**	(0.68)	(0.05)	(1.34)	(1.15)	(1.51)
Net asset value, end of year	$18.73	$14.51	$13.41	$17.13	$13.04
Ratios and supplemental data:
Total return(b)	34.70%	8.61%	(15.01%)	42.42%	9.20%
Net assets, end of year (000)	$7,128	$5,250	$5,181	$5,139	$3,534
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.99%	2.09%	2.03%	2.04%	2.15%
Ratio of net investment income (loss) to average net assets	(0.01%)	0.29%	0.23%	0.02%	0.40%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	24%	28%	25%	20%	22%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

	CLASS C
	Year Ended October 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$13.74	$12.77		$16.49	$12.67	$13.07
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.06	)(b)	(0.07)	(0.11)	(0.04)
Net realized and unrealized gain (loss)	4.62	1.06		(2.31)	5.07	1.09
Total from investment operations	4.50	1.00		(2.38)	4.96	1.05
Distributions:
Dividends from net investment income	(0.01)	(0.03)		—	(0.01)	—
Dividends from net realized gains	(0.64)	—		(1.34)	(1.13)	(1.45)
Total distributions**	(0.65)	(0.03)		(1.34)	(1.14)	(1.45)
Net asset value, end of year	$17.59	$13.74		$12.77	$16.49	$12.67
Ratios and supplemental data:
Total return(c)	33.69%	7.82%		(15.63%)	41.37%	8.35%
Net assets, end of year (000)	$2,696	$2,342		$2,202	$2,017	$685
Ratio of net expenses to average net assets	2.10%	2.10%		2.10%	2.10%	2.11%
Ratio of gross expenses to average net assets prior to expense reductions	2.74%	2.85%		2.78%	2.78%	2.91%
Ratio of net investment income (loss) to average net assets	(0.75%)	(0.46%)		(0.51%)	(0.74%)	(0.36%)

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

  (c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Dividend Growth Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.57	$13.44	$17.15	$13.03	$13.36
Income from investment operations:
Net investment income (loss)(a)	0.04	0.08	0.07	0.04	0.08
Net realized and unrealized gain (loss)	4.93	1.11	(2.41)	5.23	1.12
Total from investment operations	4.97	1.19	(2.34)	5.27	1.20
Distributions:
Dividends from net investment income	(0.05)	(0.06)	(0.03)	(0.02)	(0.08)
Dividends from net realized gains	(0.64)	—	(1.34)	(1.13)	(1.45)
Total distributions**	(0.69)	(0.06)	(1.37)	(1.15)	(1.53)
Net asset value, end of year	$18.85	$14.57	$13.44	$17.15	$13.03
Ratios and supplemental data:
Total return(b)	35.06%	8.88%	(14.76%)	42.73%	9.46%
Net assets, end of year (000)	$10,821	$7,639	$10,195	$10,373	$8,974
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.74%	1.84%	1.78%	1.80%	1.88%
Ratio of net investment income (loss) to average net assets	0.23%	0.56%	0.48%	0.28%	0.67%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Select Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A						CLASS C
	Year Ended October 31,						Year Ended October 31,
	2024		2023	2022	2021	2020	2024		2023	2022	2021	2020
Net asset value, beginning of year	$16.77		$15.86	$20.48	$14.93	$14.21	$13.86		$13.28	$17.52	$12.97	$12.36
Income from investment operations:
Net investment income (loss)(a)	(0.02	)(b)	0.03	0.00	(0.03)	0.07	(0.14	)(b)	(0.08)	(0.12)	(0.14)	(0.01)
Net realized and unrealized gain (loss)	5.99		1.29	(3.12)	6.39	0.74	4.92		1.07	(2.62)	5.50	0.62
Total from investment operations	5.97		1.32	(3.12)	6.36	0.81	4.78		0.99	(2.74)	5.36	0.61
Distributions:
Dividends from net investment income	—		—	—	—	(0.09)	—		—	—	—	—
Dividends from net realized gains	(0.76)		(0.41)	(1.50)	(0.81)	—	(0.76)		(0.41)	(1.50)	(0.81)	—
Total distributions**	(0.76)		(0.41)	(1.50)	(0.81)	(0.09)	(0.76)		(0.41)	(1.50)	(0.81)	—
Net asset value, end of year	$21.98		$16.77	$15.86	$20.48	$14.93	$17.88		$13.86	$13.28	$17.52	$12.97
Ratios and supplemental data:
Total return(c)	36.52%		8.60%	(16.22%)	43.93%	5.71%	35.56%		7.76%	(16.85%)	42.92%	4.85%
Net assets, end of year (000)	$14,301		$11,533	$11,628	$14,211	$10,595	$347		$120	$170	$887	$1,056
Ratio of net expenses to average net assets	1.15%		1.15%	1.15%	1.15%	1.15%	1.90%		1.90%	1.91%	1.90%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.54%		1.62%	1.57%	1.57%	1.64%	2.29%		2.36%	2.33%	2.33%	2.40%
Ratio of net investment income (loss) to average net assets	(0.09%)		0.16%	0.00%	(0.19%)	0.49%	(0.83%)		(0.57%)	(0.77%)	(0.92%)	(0.11%)

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	33%	55%	34%	25%	136%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

  (c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Select Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.45	$16.45	$21.15	$15.36	$14.62
Income from investment operations:
Net investment income (loss)(a)	0.03	0.07	0.05	0.01	0.10
Net realized and unrealized gain (loss)	6.25	1.34	(3.23)	6.59	0.76
Total from investment operations	6.28	1.41	(3.18)	6.60	0.86
Distributions:
Dividends from net investment income	(0.00)*	—	(0.02)	—	(0.12)
Dividends from net realized gains	(0.76)	(0.41)	(1.50)	(0.81)	—
Total distributions**	(0.76)	(0.41)	(1.52)	(0.81)	(0.12)
Net asset value, end of year	$22.97	$17.45	$16.45	$21.15	$15.36
Ratios and supplemental data:
Total return(b)	36.92%	8.84%	(16.00%)	44.28%	5.92%
Net assets, end of year (000)	$41,449	$31,663	$30,660	$38,585	$36,075
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.29%	1.37%	1.32%	1.32%	1.39%
Ratio of net investment income (loss) to average net assets	0.16%	0.41%	0.25%	0.07%	0.69%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.25	$15.43	$28.83	$22.96	$17.97	$13.44	$12.86	$24.94	$20.17	$15.91
Income from investment operations:
Net investment income (loss)(a)	(0.04)	0.05	0.21	0.05	(0.04)	(0.17)	(0.07)	0.05	(0.16)	(0.16)
Net realized and unrealized gain (loss)	5.74	0.77	(9.48)	7.29	5.03	4.75	0.65	(8.00)	6.40	4.42
Total from investment operations	5.70	0.82	(9.27)	7.34	4.99	4.58	0.58	(7.95)	6.24	4.26
Distributions:
Dividends from net investment income	(0.01)	—	(0.00)*	—	—	—	—	—	—	—
Dividends from net realized gains	—	—	(4.13)	(1.47)	—	—	—	(4.13)	(1.47)	—
Total distributions**	(0.01)	—	(4.13)	(1.47)	—	—	—	(4.13)	(1.47)	—
Net asset value, end of year	$21.94	$16.25	$15.43	$28.83	$22.96	$18.02	$13.44	$12.86	$24.94	$20.17
Ratios and supplemental data:
Total return(b)	35.07%	5.31%	(36.67%)	32.76%	27.82%	34.15%	4.51%	(37.18%)	31.79%	26.84%
Net assets, end of year (000)	$50,314	$41,631	$46,993	$79,503	$60,527	$1,452	$1,339	$1,989	$3,953	$6,344
Ratio of net expenses to average net assets	1.20%	1.16%	1.10%	1.10%	1.10%	1.95%	1.91%	1.85%	1.85%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.40%	1.49%	1.64%	1.56%	1.52%	2.15%	2.24%	2.39%	2.31%	2.27%
Ratio of net investment income (loss) to average net assets	(0.21%)	0.27%	1.04%	0.19%	(0.20%)	(0.97%)	(0.48%)	0.27%	(0.69%)	(0.95%)

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	127%	131%	129%	99%	85%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos International Growth Fund

	CLASS I					CLASS R6
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.00	$16.10	$29.92	$23.73	$18.53	$17.21	$16.28	$30.20	$23.93	$18.67
Income from investment operations:
Net investment income (loss)(a)	0.01 (b)	0.09	0.27	0.12	0.01	0.03 (b)	0.11	0.31	0.15	0.05
Net realized and unrealized gain (loss)	6.00	0.81	(9.88)	7.54	5.19	6.07	0.82	(10.00)	7.61	5.21
Total from investment operations	6.01	0.90	(9.61)	7.66	5.20	6.10	0.93	(9.69)	7.76	5.26
Distributions:
Dividends from net investment income	(0.05)	—	(0.08)	(0.00)*	—	(0.07)	—	(0.10)	(0.02)	—
Dividends from net realized gains	—	—	(4.13)	(1.47)	—	—	—	(4.13)	(1.47)	—
Total distributions**	(0.05)	—	(4.21)	(1.47)	—	(0.07)	—	(4.23)	(1.49)	—
Net asset value, end of year	$22.96	$17.00	$16.10	$29.92	$23.73	$23.24	$17.21	$16.28	$30.20	$23.93
Ratios and supplemental data:
Total return(c)	35.44%	5.59%	(36.54%)	33.13%	28.06%	35.55%	5.71%	(36.47%)	33.24%	28.23%
Net assets, end of year (000)	$184,336	$141,782	$120,520	$216,723	$156,321	$6,378	$4,829	$4,332	$1,921	$1,012
Ratio of net expenses to average net assets	0.95%	0.91%	0.85%	0.85%	0.85%	0.86%	0.81%	0.75%	0.77%	0.76%
Ratio of gross expenses to average net assets prior to expense reductions	1.15%	1.24%	1.39%	1.31%	1.28%	1.06%	1.13%	1.28%	1.22%	1.17%
Ratio of net investment income (loss) to average net assets	0.03%	0.52%	1.28%	0.43%	0.05%	0.14%	0.61%	1.59%	0.51%	0.24%

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

  (c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.87	$14.51	$22.25	$19.60	$14.12	$13.67	$13.34	$20.55	$18.26	$13.16
Income from investment operations:
Net investment income (loss)(a)	(0.06)	0.01	0.12	(0.05)	(0.07)	(0.18)	(0.09)	(0.03)	(0.22)	(0.18)
Net realized and unrealized gain (loss)	4.85	0.46	(7.79)	3.15	5.66	4.45	0.42	(7.18)	2.96	5.28
Total from investment operations	4.79	0.47	(7.67)	3.10	5.59	4.27	0.33	(7.21)	2.74	5.10
Distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.07)	—	(0.11)	—	—	—	—	—
Dividends from net realized gains	—	—	—	(0.45)	—	—	—	—	(0.45)	—
Total distributions**	(0.05)	(0.11)	(0.07)	(0.45)	(0.11)	—	—	—	(0.45)	—
Net asset value, end of year	$19.61	$14.87	$14.51	$22.25	$19.60	$17.94	$13.67	$13.34	$20.55	$18.26
Ratios and supplemental data:
Total return(b)	32.27%	3.19%	(34.55%)	15.87%	39.81%	31.24%	2.40%	(35.04%)	15.05%	38.75%
Net assets, end of year (000)	$42,336	$36,830	$36,890	$54,731	$31,015	$3,709	$3,930	$6,153	$16,050	$13,183
Ratio of net expenses to average net assets	1.30%	1.29%	1.30%	1.30%	1.56%	2.05%	2.04%	2.05%	2.05%	2.32%
Ratio of gross expenses to average net assets prior to expense reductions	1.65%	1.63%	1.63%	1.60%	1.64%	2.40%	2.38%	2.39%	2.34%	2.39%
Ratio of net investment income (loss) to average net assets	(0.36%)	0.09%	0.67%	(0.21%)	(0.47%)	(1.11%)	(0.63%)	(0.16%)	(1.04%)	(1.23%)

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	140%	137%	132%	140%	125%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Evolving World Growth Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.03	$14.67	$22.51	$19.78	$14.26
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.06	0.17	0.01	(0.03)
Net realized and unrealized gain (loss)	4.90	0.45	(7.87)	3.18	5.71
Total from investment operations	4.88	0.51	(7.70)	3.19	5.68
Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.14)	(0.01)	(0.16)
Dividends from net realized gains	—	—	—	(0.45)	—
Total distributions**	(0.09)	(0.15)	(0.14)	(0.46)	(0.16)
Net asset value, end of year	$19.82	$15.03	$14.67	$22.51	$19.78
Ratios and supplemental data:
Total return(b)	32.59%	3.44%	(34.39%)	16.17%	40.16%
Net assets, end of year (000)	$350,597	$320,622	$315,858	$509,216	$193,243
Ratio of net expenses to average net assets	1.05%	1.04%	1.05%	1.05%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.40%	1.38%	1.38%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	(0.11%)	0.35%	0.90%	0.04%	(0.22%)

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.08	$11.50	$18.40	$14.05	$11.64	$9.64	$9.35	$15.45	$12.03	$10.15
Income from investment operations:
Net investment income (loss)(a)	(0.08)	0.01	0.02	(0.08)	(0.07)	(0.16)	(0.07)	(0.07)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	5.58	1.07	(4.94)	5.49	3.37	4.45	0.86	(4.05)	4.66	2.91
Total from investment operations	5.50	1.08	(4.92)	5.41	3.30	4.29	0.79	(4.12)	4.48	2.77
Distributions:
Dividends from net investment income	—	—	—	—	—	—	—	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	(0.89)	—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	—	(0.50)	(1.98)	(1.06)	(0.89)	—	(0.50)	(1.98)	(1.06)	(0.89)
Net asset value, end of year	$17.58	$12.08	$11.50	$18.40	$14.05	$13.93	$9.64	$9.35	$15.45	$12.03
Ratios and supplemental data:
Total return(b)	45.53%	9.68%	(29.36%)	39.89%	30.07%	44.35%	8.99%	(29.96%)	38.88%	29.19%
Net assets, end of year (000)	$28,482	$20,462	$21,143	$32,511	$21,814	$1,268	$611	$726	$1,492	$4,635
Ratio of net expenses to average net assets	1.39%	1.41%	1.40%	1.40%	1.40%	2.14%	2.16%	2.15%	2.15%	2.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.42%	1.52%	1.61%	1.58%	1.65%	2.18%	2.28%	2.37%	2.33%	2.40%
Ratio of net investment income (loss) to average net assets	(0.49%)	0.04%	0.17%	(0.48%)	(0.59%)	(1.25%)	(0.71%)	(0.59%)	(1.32%)	(1.31%)

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	78%	90%	77%	72%	71%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Global Equity Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.75	$12.10	$19.20	$14.59	$12.02
Income from investment operations:
Net investment income (loss)(a)	(0.04)	0.04	0.05	(0.04)	(0.04)
Net realized and unrealized gain (loss)	5.87	1.13	(5.17)	5.71	3.50
Total from investment operations	5.83	1.17	(5.12)	5.67	3.46
Distributions:
Dividends from net investment income	(0.01)	(0.02)	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	(0.01)	(0.52)	(1.98)	(1.06)	(0.89)
Net asset value, end of year	$18.57	$12.75	$12.10	$19.20	$14.59
Ratios and supplemental data:
Total return(b)	45.79%	9.98%	(29.20%)	40.29%	30.46%
Net assets, end of year (000)	$103,751	$66,181	$51,538	$103,256	$65,062
Ratio of net expenses to average net assets	1.14%	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.17%	1.25%	1.36%	1.33%	1.40%
Ratio of net investment income (loss) to average net assets	(0.25%)	0.28%	0.37%	(0.23%)	(0.34%)

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) calculated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	Year Ended October 31,				June 23, 2020• through October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.76	$12.11	$19.21	$14.59	$13.19
Income from investment operations:
Net investment income (loss)(a)	(0.03)	0.05	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	5.88	1.13	(5.10)	5.71	1.42
Total from investment operations	5.85	1.18	(5.12)	5.68	1.40
Distributions:
Dividends from net investment income	(0.02)	(0.03)	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	—
Total distributions**	(0.02)	(0.53)	(1.98)	(1.06)	—
Net asset value, end of period	$18.59	$12.76	$12.11	$19.21	$14.59
Ratios and supplemental data:
Total return(b)	45.88%	10.04%	(29.18%)	40.36%	10.61%
Net assets, end of year (000)	$79	$93	$11	$168	$120
Ratio of net expenses to average net assets	1.07%	1.06%	1.12%	1.09%	1.09	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.11%	1.14%	1.35%	1.27%	1.36	%(c)
Ratio of net investment income (loss) to average net assets	(0.16%)	0.35%	(0.12%)	(0.18%)	(0.45	%)(c)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

PROSPECTUS | February 28, 2025

Calamos Global Opportunities Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.57	$9.15	$12.72	$10.02	$8.51	$8.05	$7.73	$10.92	$8.71	$7.45
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.00	(0.03)	(0.04)	0.07	(0.09)	(0.07)	(0.09)	(0.11)	0.00
Net realized and unrealized gain (loss)	3.50	0.46	(2.88)	3.42	1.55	2.92	0.40	(2.44)	2.95	1.35
Total from investment operations	3.48	0.46	(2.91)	3.38	1.62	2.83	0.33	(2.53)	2.84	1.35
Distributions:
Dividends from net investment income	(0.05)	(0.04)	—	(0.05)	(0.02)	(0.01)	(0.01)	—	—	—
Dividends from net realized gains	—	—	(0.66)	(0.63)	(0.09)	—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.05)	(0.04)	(0.66)	(0.68)	(0.11)	(0.01)	(0.01)	(0.66)	(0.63)	(0.09)
Net asset value, end of year	$13.00	$9.57	$9.15	$12.72	$10.02	$10.87	$8.05	$7.73	$10.92	$8.71
Ratios and supplemental data:
Total return(b)	36.38%	4.97%	(23.93%)	34.84%	19.09%	35.25%	4.22%	(24.43%)	33.77%	18.22%
Net assets, end of year (000)	$98,640	$81,821	$86,403	$119,261	$88,618	$12,173	$7,317	$7,528	$10,032	$8,946
Ratio of net expenses to average net assets	1.22%	1.22%	1.22%	1.31%	1.53%	1.97%	1.97%	1.97%	2.07%	2.28%
Ratio of gross expenses to average net assets prior to expense reductions	1.45%	1.49%	1.46%	1.45%	1.53%	2.20%	2.24%	2.21%	2.20%	2.28%
Ratio of net investment income (loss) to average net assets	(0.17%)	(0.05%)	(0.28%)	(0.33%)	0.78%	(0.92%)	(0.80%)	(1.03%)	(1.09%)	0.01%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	87%	81%	92%	82%	119%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Global Opportunities Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.98	$9.53	$13.18	$10.36	$8.79
Income from investment operations:
Net investment income (loss)(a)	0.01 (b)	0.02	(0.02)	(0.01)	0.09
Net realized and unrealized gain (loss)	3.64	0.48	(2.96)	3.54	1.60
Total from investment operations	3.65	0.50	(2.98)	3.53	1.69
Distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.01)	(0.08)	(0.03)
Dividends from net realized gains	—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.08)	(0.05)	(0.67)	(0.71)	(0.12)
Net asset value, end of year	$13.55	$9.98	$9.53	$13.18	$10.36
Ratios and supplemental data:
Total return(c)	36.70%	5.21%	(23.66%)	35.16%	19.33%
Net assets, end of year (000)	$168,589	$107,198	$117,790	$152,596	$65,909
Ratio of net expenses to average net assets	0.97%	0.97%	0.97%	1.04%	1.28%
Ratio of gross expenses to average net assets prior to expense reductions	1.20%	1.24%	1.21%	1.20%	1.28%
Ratio of net investment income (loss) to average net assets	0.08%	0.20%	(0.14%)	(0.09%)	1.01%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

  (c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A				CLASS C
	Year Ended October 31,		March 31, 2022• through October 31,		Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022		2024	2023	2022
Net asset value, beginning of year	$7.54	$7.65	$10.00		$7.46	$7.62	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05)	0.00 *	0.05		(0.12)	(0.07)	0.01
Net realized and unrealized gain (loss)	2.46	(0.06)	(2.40)		2.42	(0.05)	(2.39)
Total from investment operations	2.41	(0.06)	(2.35)		2.30	(0.12)	(2.38)
Distributions:
Dividends from net investment income	—	(0.05)	—		—	(0.04)	—
Dividends from net realized gains	—	—	—		—	—	—
Total distributions**	—	(0.05)	—		—	(0.04)	—
Net asset value, end of year	$9.95	$7.54	$7.65		$9.76	$7.46	$7.62
Ratios and supplemental data:
Total return(b)	31.96%	(0.87%)	(23.50%)		30.83%	(1.62%)	(23.80%)
Net assets, end of year (000)	$433	$20	$13		$10	$7	$8
Ratio of net expenses to average net assets	1.35%	1.35%	2.66	%(c)	2.10%	2.09%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.96%	9.06%	11.03	%(c)	5.71%	9.79%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.46%)	(0.04%)	(9.66	%)(c)	(1.22%)	(0.92%)	(9.66	%)(c)

	Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022
Portfolio turnover rate	117%	126%	64	%(d)

  •  Commencement of operations.

  *  Amounts are less than $0.005.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

CALAMOS FAMILY OF FUNDS

Calamos International Small Cap Growth Fund

	CLASS I				CLASS R6
	Year Ended October 31,		March 31, 2022• through October 31,		Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022		2024	2023	2022
Net asset value, beginning of year	$7.56	$7.66	$10.00		$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.01	0.06		(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	2.47	(0.05)	(2.40)		2.47	(0.05)	(2.40)
Total from investment operations	2.45	(0.04)	(2.34)		2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—	(0.06)	—		—	(0.06)	—
Dividends from net realized gains	—	—	—		—	—	—
Total distributions**	—	(0.06)	—		—	(0.06)	—
Net asset value, end of year	$10.01	$7.56	$7.66		$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	32.10%	(0.48%)	(23.40%)		32.10%	(0.48%)	(23.40%)
Net assets, end of year (000)	$5,267	$2,327	$1,740		$10	$8	$8
Ratio of net expenses to average net assets	1.10%	1.10%	2.67	%(c)	1.08%	1.07%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.71%	8.80%	11.03	%(c)	4.71%	8.78%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.20%)	0.17%	(9.66	%)(c)	(0.19%)	0.19%	(9.66	%)(c)

  •  Commencement of operations.

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

PROSPECTUS | February 28, 2025

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.38	$8.67	$10.61	$10.85	$10.53	$8.38	$8.67	$10.61	$10.85	$10.53
Income from investment operations:
Net investment income (loss)(a)	0.32	0.30	0.24	0.19	0.21	0.25	0.23	0.17	0.11	0.14
Net realized and unrealized gain (loss)	0.60	(0.27)	(1.81)	(0.19)	0.33	0.60	(0.27)	(1.81)	(0.19)	0.32
Total from investment operations	0.92	0.03	(1.57)	—	0.54	0.85	(0.04)	(1.64)	(0.08)	0.46
Distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.24)	(0.23)	(0.22)	(0.27)	(0.25)	(0.17)	(0.15)	(0.14)
Dividends from net realized gains	—	—	(0.13)	(0.01)	—	—	—	(0.13)	(0.01)	—
Total distributions**	(0.34)	(0.32)	(0.37)	(0.24)	(0.22)	(0.27)	(0.25)	(0.30)	(0.16)	(0.14)
Net asset value, end of year	$8.96	$8.38	$8.67	$10.61	$10.85	$8.96	$8.38	$8.67	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	11.03%	0.18%	(15.13%)	0.01%	5.18%	10.21%	(0.57%)	(15.76%)	(0.74%)	4.40%
Net assets, end of year (000)	$11,500	$11,764	$14,662	$22,394	$24,376	$200	$323	$549	$800	$1,777
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.24%	1.15%	1.01%	1.03%	1.95%	1.99%	1.90%	1.76%	1.77%
Ratio of net investment income (loss) to average net assets	3.54%	3.36%	2.48%	1.77%	2.00%	2.80%	2.60%	1.72%	1.02%	1.28%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	66%	41%	28%	51%	61%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.39	$8.68	$10.61	$10.85	$10.54
Income from investment operations:
Net investment income (loss)(a)	0.33	0.32	0.26	0.22	0.24
Net realized and unrealized gain (loss)	0.61	(0.27)	(1.79)	(0.20)	0.32
Total from investment operations	0.94	0.05	(1.53)	0.02	0.56
Distributions:
Dividends from net investment income	(0.36)	(0.34)	(0.27)	(0.25)	(0.25)
Dividends from net realized gains	—	—	(0.13)	(0.01)	—
Total distributions**	(0.36)	(0.34)	(0.40)	(0.26)	(0.25)
Net asset value, end of year	$8.97	$8.39	$8.68	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	11.17%	0.55%	(14.92%)	0.17%	5.34%
Net assets, end of year (000)	$18,530	$19,236	$18,622	$43,979	$60,602
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.92%	0.99%	0.88%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets	3.76%	3.61%	2.65%	2.02%	2.21%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos High Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.22	$7.30	$8.58	$7.96	$8.34	$7.74	$7.80	$9.14	$8.45	$8.82
Income from investment operations:
Net investment income (loss)(a)	0.48	0.45	0.37	0.35	0.43	0.45	0.43	0.33	0.31	0.40
Net realized and unrealized gain (loss)	0.59	(0.07)	(1.27)	0.66	(0.35)	0.65	(0.09)	(1.35)	0.71	(0.38)
Total from investment operations	1.07	0.38	(0.90)	1.01	0.08	1.10	0.34	(1.02)	1.02	0.02
Distributions:
Dividends from net investment income	(0.49)	(0.46)	(0.38)	(0.27)	(0.46)	(0.43)	(0.40)	(0.32)	(0.21)	(0.39)
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—
Return of capital	—	—	—	(0.12)	—	—	—	—	(0.12)	—
Total distributions**	(0.49)	(0.46)	(0.38)	(0.39)	(0.46)	(0.43)	(0.40)	(0.32)	(0.33)	(0.39)
Net asset value, end of year	$7.80	$7.22	$7.30	$8.58	$7.96	$8.41	$7.74	$7.80	$9.14	$8.45
Ratios and supplemental data:
Total return(b)	15.18%	5.22%	(10.67%)	12.88%	1.13%	14.32%	4.35%	(11.35%)	12.11%	0.38%
Net assets, end of year (000)	$27,554	$25,252	$26,775	$34,550	$30,580	$379	$438	$471	$677	$981
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses to average net assets prior to expense reductions	1.37%	1.43%	1.40%	1.33%	1.37%	2.12%	2.18%	2.15%	2.08%	2.11%
Ratio of net investment income (loss) to average net assets	6.27%	6.12%	4.71%	4.10%	5.34%	5.52%	5.37%	3.95%	3.38%	4.67%

	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	42%	25%	30%	49%	52%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos High Income Opportunities Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.22	$7.30	$8.58	$7.96	$8.34
Income from investment operations:
Net investment income (loss)(a)	0.50	0.47	0.39	0.37	0.44
Net realized and unrealized gain (loss)	0.60	(0.07)	(1.27)	0.67	(0.34)
Total from investment operations	1.10	0.40	(0.88)	1.04	0.10
Distributions:
Dividends from net investment income	(0.51)	(0.48)	(0.40)	(0.30)	(0.48)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	(0.12)	—
Total distributions**	(0.51)	(0.48)	(0.40)	(0.42)	(0.48)
Net asset value, end of year	$7.81	$7.22	$7.30	$8.58	$7.96
Ratios and supplemental data:
Total return(b)	15.46%	5.48%	(10.45%)	13.16%	1.38%
Net assets, end of year (000)	$9,503	$7,786	$9,150	$9,267	$6,716
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of gross expenses to average net assets prior to expense reductions	1.12%	1.18%	1.15%	1.08%	1.12%
Ratio of net investment income (loss) to average net assets	6.52%	6.36%	4.98%	4.34%	5.56%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Calamos Short-Term Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.30	$9.28	$9.91	$10.23	$10.20
Income from investment operations:
Net investment income (loss)(a)	0.37	0.28	0.13	0.15	0.21
Net realized and unrealized gain (loss)	0.30	0.07	(0.62)	(0.07)	0.12
Total from investment operations	0.67	0.35	(0.49)	0.08	0.33
Distributions:
Dividends from net investment income	(0.44)	(0.33)	(0.14)	(0.31)	(0.25)
Dividends from net realized gains	—	—	—	(0.09)	(0.05)
Total distributions**	(0.44)	(0.33)	(0.14)	(0.40)	(0.30)
Net asset value, end of year	$9.53	$9.30	$9.28	$9.91	$10.23
Ratios and supplemental data:
Total return(b)	7.28%	3.79%	(4.99%)	0.85%	3.24%
Net assets, end of year (000)	$3,825	$3,523	$2,128	$2,661	$3,225
Ratio of net expenses to average net assets	0.63%	0.63%	0.63%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.63%	0.63%	0.63%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets	3.86%	2.94%	1.36%	1.51%	2.12%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	41%	41%	48%	44%	41%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS FAMILY OF FUNDS

Calamos Short-Term Bond Fund

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.29	$9.28	$9.91	$10.23	$10.20
Income from investment operations:
Net investment income (loss)(a)	0.39	0.30	0.15	0.17	0.25
Net realized and unrealized gain (loss)	0.30	0.06	(0.62)	(0.06)	0.10
Total from investment operations	0.69	0.36	(0.47)	0.11	0.35
Distributions:
Dividends from net investment income	(0.46)	(0.35)	(0.16)	(0.34)	(0.27)
Dividends from net realized gains	—	—	—	(0.09)	(0.05)
Total distributions**	(0.46)	(0.35)	(0.16)	(0.43)	(0.32)
Net asset value, end of year	$9.52	$9.29	$9.28	$9.91	$10.23
Ratios and supplemental data:
Total return(b)	7.56%	3.93%	(4.77%)	1.11%	3.49%
Net assets, end of year (000)	$363,227	$354,109	$356,908	$306,398	$176,439
Ratio of net expenses to average net assets	0.38%	0.39%	0.38%	0.40%	0.40%
Ratio of gross expenses to average net assets prior to expense reductions	0.38%	0.39%	0.38%	0.40%	0.42%
Ratio of net investment income (loss) to average net assets	4.10%	3.17%	1.58%	1.73%	2.44%

  **  Distribution for annual periods determined in accordance with federal income tax regulations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS | February 28, 2025

Appendix

Ameriprise Prospectus Disclosure

Sales Charge Reductions and Waivers Available from Certain Financial Intermediaries

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described below. In all instances, it is the investor's responsibility to notify the fund or the investor's financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•  Transaction size breakpoints, as described in this prospectus or the SAI.

•  Rights of accumulation (ROA), as described in this prospectus or the SAI.

•  Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•  redemptions due to death or disability of the shareholder

•  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

•  redemptions made in connection with a return of excess contributions from an IRA account

•  shares purchased through a Right of Reinstatement (as defined above)

•  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

Janney Prospectus Disclosure

If you purchase fund shares through a Janney Montgomery Scott LLC ("Janney") brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund's Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•  Shares acquired through a right of reinstatement.

•  Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•  Shares sold upon the death or disability of the shareholder.

•  Shares sold as part of a systematic withdrawal plan as described in the fund's Prospectus.

•  Shares purchased in connection with a return of excess contributions from an IRA account.

•  Shares sold as part of a required minimum distribution for IRA and other retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•  Shares acquired through a right of reinstatement.

•  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

•  Breakpoints as described in the fund's Prospectus.

•  Rights of accumulation ("ROA"), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*  Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC Prospectus Disclosure

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or Statement of Additional Information.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•  Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.

•  Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•  Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•  Shares purchased through rights of reinstatement.

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•  Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•  A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•  Shares sold upon the death or disability of the shareholder.

•  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

•  Shares purchased in connection with a return of excess contributions from an IRA account.

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•  Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•  Breakpoints as described in the prospectus.

•  Rights of Accumulation ("ROA") which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•  Letters of Intent ("LOI") which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch Prospectus Disclosure

Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program

Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

Shares purchased through the Merrill Edge Self-Directed platform

Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge ("CDSC") Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22e(3))

Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

Shares sold due to return of excess contributions from an IRA account

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley Prospectus Disclosure

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•  Shares purchased through a Morgan Stanley self-directed brokerage account

•  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer Prospectus Disclosure

Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back- end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end sales load waivers on class A shares available at OPCO

•  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•  Shares purchased by or through a 529 Plan

•  Shares purchased through a OPCO affiliated investment advisory program

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•  Shares purchased form the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•  A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•  Employees and registered representatives of OPCO or its affiliates and their family members

•  Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C shares available at OPCO

•  Death or disability of the shareholder

•  Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus

•  Return of excess contributions from an IRA Account

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations

•  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation & letters of intent

•  Breakpoints as described in this prospectus.

•  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James Prospectus Disclosure

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity's affiliates ("Raymond James")

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•  Shares purchased in an investment advisory program.

•  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•  A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•  Death or disability of the shareholder.

•  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

•  Return of excess contributions from an IRA Account.

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.

•  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•  Breakpoints as described in this prospectus.

•  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Prospectus Disclosure

Robert W. Baird & Co. ("Baird"):

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI

Front-end sales charge waivers on Investors A-shares available at Baird

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

•  Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

•  Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•  A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares available at Baird

•  Shares sold due to death or disability of the shareholder

•  Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus

•  Shares bought due to returns of excess contributions from an IRA Account

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund's prospectus

•  Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•  Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulations

•  Breakpoints as described in this prospectus

•  Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated Prospectus Disclosure

Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates

Effective February 28, 2025, shareholders purchasing or holding Calamos Family of Funds shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund's SAI.

Class A shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Calamos Family of Funds held by accounts within the purchaser's household at Stifel. Ineligible assets include class A Money Market

Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

•  Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•  Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•  Shares purchased in a Stifel fee-based advisory program, often referred to as a "wrap" program.

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Calamos Family of Funds.

•  Shares purchased from the proceeds of redeemed shares of Calamos Family of Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus' account maintenance fees are not eligible for rights of reinstatement.

•  Shares from rollovers into Stifel from retirement plans to IRAs.

•  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•  Purchases of Class 529-A shares through a rollover from another 529 plan.

•  Purchases of Class 529-A shares made for reinvestment of refunded amounts.

•  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

•  Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•  Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•  Return of excess contributions from an IRA Account.

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•  Shares acquired through a right of reinstatement.

•  Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•  Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

•  Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders and in Form N-CSR. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements

The Funds' Statement of Additional Information, incorporated by reference into this prospectus, provides more detailed information about the Funds' policies and operation.

Copies of the reports to shareholders and the Statement of Additional Information are available, without charge, upon request, by calling 800.582.6959 or by visiting the Funds' website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC
2020 Calamos Court
Naperville, Illinois 60563
Telephone: 800.582.6959

The Funds' reports to shareholders and Statement of Additional Information are available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request to:

E-mail: publicinfo@sec.gov.

FOR 24 HOUR AUTOMATED
SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION
ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEBSITE
www.calamos.com

INVESTMENT ADVISER
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563

TRANSFER AGENT
U.S. Bank Global Fund Services
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Ropes & Gray LLP
Chicago, IL

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

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